UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Advance Auto Parts, Inc.	7,232	1,370,681
Amazon.com, Inc.*	37,773	19,335,621
AutoNation, Inc.*	7,738	450,197
AutoZone, Inc.*	3,056	2,212,024
Bed Bath & Beyond, Inc.*	16,742	954,629
Best Buy Co., Inc.	30,239	1,122,472
BorgWarner, Inc.	22,280	926,625
Cablevision Systems Corp. Cl A	22,014	714,795
CarMax, Inc.*	20,532	1,217,958
Carnival Corp.	45,679	2,270,246
CBS Corp. Cl B	43,866	1,750,253
Chipotle Mexican Grill, Inc.*	3,082	2,219,811
Coach, Inc.	27,375	791,959
Comcast Corp.	208,658	11,868,467
Comcast Corp. Cl A	36,273	2,076,267
D.R. Horton, Inc.	32,267	947,359
Darden Restaurants, Inc.	11,243	770,595
Delphi Automotive PLC	28,078	2,135,051
Discovery Communications, Inc. Cl A*	14,673	381,938
Discovery Communications, Inc. Cl C*	25,324	615,120
Disney (Walt) Co.	153,208	15,657,858
Dollar General Corp.	29,099	2,107,932
Dollar Tree, Inc.*	23,231	1,548,578
Expedia, Inc.	9,881	1,162,796
Ford Motor Co.	383,812	5,208,329
Fossil Group, Inc.*	4,089	228,493
GameStop Corp. Cl A	10,501	432,746
Gap, Inc.	23,474	669,009
Garmin Ltd.	11,696	419,652
General Motors Co.	142,298	4,271,786
Genuine Parts Co.	14,992	1,242,687
Goodyear Tire & Rubber Co.	26,631	781,087
H&R Block, Inc.	27,282	987,608
Hanesbrands, Inc.	39,743	1,150,162
Harley-Davidson, Inc.	20,358	1,117,654
Harman Int’l. Industries, Inc.	7,040	675,770
Hasbro, Inc.	11,104	801,043
Home Depot, Inc.	126,712	14,633,969
Interpublic Group of Cos., Inc.	40,520	775,148
Johnson Controls, Inc.	64,484	2,667,058
Kohl’s Corp.	19,593	907,352
L Brands, Inc.	25,376	2,287,139
Leggett & Platt, Inc.	13,500	556,875
Lennar Corp. Cl A	17,168	826,296
Lowe’s Cos., Inc.	91,260	6,289,639
Macy’s, Inc.	32,641	1,675,136
Marriott International, Inc. Cl A	19,737	1,346,063
Mattel, Inc.	33,455	704,562
McDonald’s Corp.	93,197	9,182,700
Michael Kors Hldgs. Ltd.*	19,098	806,700
Mohawk Industries, Inc.*	6,272	1,140,187
Netflix, Inc.*	41,838	4,320,192
Newell Rubbermaid, Inc.	26,420	1,049,138
News Corp. Cl A	37,589	474,373
News Corp.	10,656	136,610
NIKE, Inc. Cl B	66,851	8,220,667

Nordstrom, Inc.	13,760	986,730
O’Reilly Automotive, Inc.*	9,836	2,459,000
Omnicom Group, Inc.	23,954	1,578,569
Priceline Group Inc.*	5,006	6,191,721
Pulte Homes, Inc.	31,714	598,443
PVH Corp.	8,154	831,219
Ralph Lauren Corp.	5,902	697,380
Ross Stores, Inc.	40,964	1,985,525
Royal Caribbean Cruises Ltd.	16,885	1,504,285
Scripps Networks Interactive, Inc. Cl A	9,254	455,204
Signet Jewelers Ltd.	7,866	1,070,799
Staples, Inc.	63,505	744,914
Starbucks Corp.	146,652	8,335,700
Starwood Hotels & Resorts	16,880	1,122,182
Target Corp.	62,095	4,884,393
TEGNA, Inc.	22,371	500,887
Tiffany & Co.	11,089	856,293
Time Warner Cable, Inc.	27,966	5,016,261
Time Warner, Inc.	80,504	5,534,650
TJX Cos., Inc.	66,611	4,757,358
Tractor Supply Co.	13,432	1,132,586
TripAdvisor, Inc.*	11,140	702,043
Twenty-First Century Fox, Inc.	42,546	1,151,720
Twenty-First Century Fox, Inc. Cl A	120,510	3,251,360
Under Armour, Inc. Cl A*	17,732	1,716,103
Urban Outfitters, Inc.*	9,376	275,467
V.F. Corp.	33,614	2,292,811
Viacom, Inc. Cl B	34,195	1,475,514
Whirlpool Corp.	7,748	1,140,970
Wyndham Worldwide Corp.	11,663	838,570
Wynn Resorts Ltd.	8,000	424,960
Yum! Brands, Inc.	42,488	3,396,916

		218,505,595

CONSUMER STAPLES (9.7%)
Altria Group, Inc.	193,622	10,533,037
Archer-Daniels-Midland Co.	60,164	2,493,798
Brown-Forman Corp. Cl B	10,482	1,015,706
Campbell Soup Co.	17,784	901,293
Clorox Co.	12,710	1,468,386
Coca-Cola Co.	387,192	15,534,143
Coca-Cola Enterprises, Inc.	20,788	1,005,100
Colgate-Palmolive Co.	89,070	5,652,382
ConAgra Foods, Inc.	42,654	1,727,914
Constellation Brands, Inc. Cl A	16,963	2,123,937
Costco Wholesale Corp.	43,412	6,276,073
CVS Health Corp.	109,817	10,595,144
Dr. Pepper Snapple Group, Inc.	18,849	1,490,013
Estee Lauder Cos., Inc. Cl A	22,289	1,798,277
General Mills, Inc.	59,165	3,320,931
Hershey Co.	14,430	1,325,828
Hormel Foods Corp.	13,319	843,226
J.M. Smucker Co.	10,173	1,160,638
Kellogg Co.	25,185	1,676,062
Keurig Green Mountain, Inc.	11,910	620,987
Kimberly-Clark Corp.	35,982	3,923,477
Kraft Heinz Co.	58,676	4,141,352
Kroger Co.	95,696	3,451,755
McCormick & Co., Inc.	11,449	940,879
Mead Johnson Nutrition Co.	20,012	1,408,845
Molson Coors Brewing Co. Cl B	15,603	1,295,361
Mondelez International, Inc. Cl A	159,047	6,659,298
Monster Beverage Corp.*	14,992	2,026,019
PepsiCo, Inc.	145,108	13,683,684
Philip Morris Int’l., Inc.	153,096	12,145,106
Proctor & Gamble Co.	268,029	19,282,006

Reynolds American, Inc.	81,815	3,621,950
Sysco Corp.	54,803	2,135,673
Tyson Foods, Inc. Cl A	30,099	1,297,267
Wal-Mart Stores, Inc.	155,786	10,101,164
Walgreens Boots Alliance, Inc.	86,063	7,151,835
Whole Foods Market, Inc.	35,367	1,119,366

		165,947,912

ENERGY (6.8%)
Anadarko Petroleum Corp.	50,067	3,023,546
Apache Corp.	37,355	1,462,822
Baker Hughes, Inc.	43,067	2,241,207
Cabot Oil & Gas Corp.	40,896	893,987
Cameron International Corp.*	18,891	1,158,396
Chesapeake Energy Corp.	51,055	374,233
Chevron Corp.	186,007	14,672,232
Cimarex Energy Co.	9,322	955,319
Columbia Pipeline Group, Inc.	31,540	576,867
ConocoPhillips	121,532	5,828,675
CONSOL Energy, Inc.	22,514	220,637
Devon Energy Corp.	38,060	1,411,645
Diamond Offshore Drilling, Inc.	6,343	109,734
Ensco PLC Cl A	23,191	326,529
EOG Resources, Inc.	54,233	3,948,162
EQT Corp.	15,071	976,149
Exxon Mobil Corp.	412,306	30,654,951
FMC Technologies, Inc.*	22,626	701,406
Halliburton Co.	84,369	2,982,444
Helmerich & Payne, Inc.	10,596	500,767
Hess Corp.	23,794	1,191,128
Kinder Morgan, Inc.	177,241	4,906,031
Marathon Oil Corp.	66,783	1,028,458
Marathon Petroleum Corp.	53,144	2,462,161
Murphy Oil Corp.	16,031	387,950
National Oilwell Varco, Inc.	37,946	1,428,667
Newfield Exploration Co.*	16,050	528,045
Noble Energy, Inc.	41,909	1,264,814
Occidental Petroleum Corp.	75,452	4,991,150
ONEOK, Inc.	20,666	665,445
Phillips 66	47,375	3,640,295
Pioneer Natural Resources Co.	14,727	1,791,392
Range Resources Corp.	16,682	535,826
Schlumberger Ltd.	124,861	8,611,663
Southwestern Energy Co.*	38,062	483,007
Spectra Energy Corp.	66,329	1,742,463
Tesoro Corp.	12,163	1,182,730
Transocean Ltd.	33,658	434,861
Valero Energy Corp.	49,210	2,957,521
Williams Cos., Inc.	67,477	2,486,527

		115,739,842

FINANCIALS (16.1%)
ACE Ltd.	31,968	3,305,491
Affiliated Managers Group, Inc.*	5,363	917,019
Aflac, Inc.	42,479	2,469,304
Allstate Corp.	39,567	2,304,382
American Express Co.	83,894	6,219,062
American Int’l. Group, Inc.	127,664	7,253,868
American Tower Corp.	41,788	3,676,508
Ameriprise Financial, Inc.	17,586	1,919,160
Aon PLC	27,630	2,448,294
Apartment Investment & Management Co. Cl A	15,454	572,107
Assurant, Inc.	6,590	520,676
AvalonBay Communities, Inc.	13,142	2,297,484
Bank of America Corp.	1,031,249	16,066,859
Bank of New York Mellon Corp.	109,213	4,275,689
BB&T Corp.	76,852	2,735,931

Berkshire Hathaway, Inc. Cl B*	184,477	24,055,801
BlackRock, Inc.	12,647	3,762,103
Boston Properties, Inc.	15,155	1,794,352
Capital One Financial Corp.	53,454	3,876,484
CBRE Group, Inc.*	28,514	912,448
Charles Schwab Corp.	117,962	3,368,995
Chubb Corp.	22,439	2,752,143
Cincinnati Financial Corp.	14,583	784,565
Citigroup, Inc.	296,440	14,706,388
CME Group, Inc.	33,264	3,084,903
Comerica, Inc.	17,508	719,579
Crown Castle Int’l. Corp.	32,954	2,599,082
Discover Financial Svcs.	42,884	2,229,539
E*Trade Financial Corp.*	28,576	752,406
Equinix, Inc.	5,620	1,536,508
Equity Residential	35,973	2,702,292
Essex Property Trust, Inc.	6,498	1,451,783
Fifth Third Bancorp	79,086	1,495,516
Franklin Resources, Inc.	38,136	1,420,947
General Growth Pptys., Inc.	57,736	1,499,404
Genworth Financial, Inc.*	48,780	225,364
Goldman Sachs Group, Inc.	39,665	6,892,190
Hartford Financial Svcs. Group, Inc.	40,853	1,870,250
HCP, Inc.	45,749	1,704,150
Host Hotels & Resorts, Inc.	73,882	1,168,074
Hudson City Bancorp, Inc.	47,490	482,973
Huntington Bancshares, Inc.	79,187	839,382
Intercontinental Exchange, Inc.	10,904	2,562,331
Invesco Ltd.	42,243	1,319,249
Iron Mountain, Inc.	18,931	587,240
JPMorgan Chase & Co.	364,781	22,240,698
KeyCorp	82,801	1,077,241
Kimco Realty Corp.	40,899	999,163
Legg Mason, Inc.	10,797	449,263
Leucadia National Corp.	33,301	674,678
Lincoln National Corp.	24,714	1,172,926
Loews Corp.	28,341	1,024,244
M&T Bank Corp.	13,144	1,602,911
Marsh & McLennan Cos., Inc.	52,265	2,729,278
McGraw-Hill Financial, Inc.	26,897	2,326,591
MetLife, Inc.	110,114	5,191,875
Moody’s Corp.	17,188	1,687,862
Morgan Stanley	150,004	4,725,126
Nasdaq, Inc.	11,679	622,841
Navient Corp.	36,971	415,554
Northern Trust Corp.	21,597	1,472,052
People’s United Financial, Inc.	30,614	481,558
Plum Creek Timber Co., Inc.	17,273	682,456
PNC Financial Svcs. Grp., Inc.	50,667	4,519,496
Principal Financial Grp., Inc.	27,058	1,280,926
Progressive Corp.	57,845	1,772,371
ProLogis, Inc.	51,822	2,015,876
Prudential Financial, Inc.	44,423	3,385,477
Public Storage	14,518	3,072,444
Realty Income Corp.	23,261	1,102,339
Regions Financial Corp.	130,114	1,172,327
Simon Property Group, Inc.	30,589	5,619,811
SL Green Realty Corp	9,872	1,067,756
State Street Corp.	40,272	2,706,681
SunTrust Banks, Inc.	51,064	1,952,687
T. Rowe Price Group, Inc.	25,269	1,756,196
The Macerich Co.	13,312	1,022,628
Torchmark Corp.	11,475	647,190
Travelers Cos., Inc.	30,774	3,062,936
U.S. Bancorp	163,020	6,685,450

Unum Group	24,326	780,378
Ventas, Inc.	32,909	1,844,879
Vornado Realty Trust	17,505	1,582,802
Wells Fargo & Co.	460,668	23,655,302
Welltower, Inc.	34,797	2,356,453
Weyerhaeuser Co.	50,818	1,389,364
XL Group PLC	29,823	1,083,171
Zions Bancorporation	20,126	554,270

		275,803,802

HEALTH CARE (14.3%)
Abbott Laboratories	146,885	5,907,715
AbbVie, Inc.	163,259	8,882,922
Aetna, Inc.	34,286	3,751,231
Agilent Technologies, Inc.	32,734	1,123,758
Alexion Pharmaceuticals, Inc.*	22,193	3,470,763
Allergan PLC*	38,672	10,511,436
AmerisourceBergen Corp.	20,281	1,926,492
Amgen, Inc.	74,860	10,354,635
Anthem, Inc.	25,765	3,607,100
Bard (C.R.), Inc.	7,325	1,364,721
Baxalta, Inc.	53,290	1,679,168
Baxter International, Inc.	53,870	1,769,630
Becton, Dickinson & Co.	20,738	2,751,103
BIOGEN, Inc.*	23,137	6,751,608
Boston Scientific Corp.*	132,636	2,176,557
Bristol-Myers Squibb Co.	164,079	9,713,477
Cardinal Health, Inc.	32,314	2,482,361
Celgene Corp.*	77,281	8,359,486
Cerner Corp.*	30,308	1,817,268
CIGNA Corp.	25,364	3,424,647
DaVita HealthCare Partners, Inc.*	16,827	1,217,097
DENTSPLY International, Inc.	13,791	697,411
Edwards Lifesciences Corp.*	10,625	1,510,556
Endo International PLC*	20,599	1,427,099
Express Scripts Hldg. Co.*	66,454	5,380,116
Gilead Sciences, Inc.	144,743	14,212,315
HCA Hldgs., Inc.*	31,548	2,440,553
Humana, Inc.	14,605	2,614,295
Intuitive Surgical, Inc.*	3,658	1,681,144
Johnson & Johnson	272,881	25,473,441
Laboratory Corp. of America Hldgs.*	9,955	1,079,819
Lilly (Eli) & Co.	96,275	8,057,255
Mallinckrodt PLC*	11,574	740,042
McKesson Corp.	22,872	4,232,006
Medtronic PLC	139,734	9,353,794
Merck & Co., Inc.	277,313	13,696,489
Mylan N.V.*	40,639	1,636,126
Patterson Cos., Inc.	8,580	371,085
PerkinElmer, Inc.	11,202	514,844
Perrigo Co. PLC	14,440	2,270,979
Pfizer, Inc.	607,653	19,086,381
Quest Diagnostics, Inc.	14,130	868,571
Regeneron Pharmaceuticals, Inc.*	7,591	3,530,878
Schein (Henry), Inc.*	8,240	1,093,613
St. Jude Medical, Inc.	27,865	1,758,003
Stryker Corp.	31,216	2,937,426
Tenet Healthcare Corp.*	9,838	363,219
Thermo Fisher Scientific, Inc.	39,322	4,808,294
UnitedHealth Group, Inc.	93,971	10,901,576
Universal Health Svcs., Inc. Cl B	9,061	1,130,903
Varian Medical Systems, Inc.*	9,749	719,281
Vertex Pharmaceuticals, Inc.*	24,097	2,509,462
Waters Corp.*	8,154	963,884
Zimmer Biomet Hldgs., Inc.	16,867	1,584,317
Zoetis, Inc.	45,104	1,857,383

		244,545,735

INDUSTRIALS (9.8%)
3M Co.	61,650	8,740,121
Allegion PLC	9,494	547,424
American Airlines Group, Inc.	66,192	2,570,235
AMETEK, Inc.	23,919	1,251,442
Boeing Co.	62,971	8,246,052
Caterpillar, Inc.	59,557	3,892,646
Cintas Corp.	8,820	756,315
CSX Corp.	97,464	2,621,782
Cummins, Inc.	16,420	1,782,884
Danaher Corp.	58,751	5,006,173
Deere & Co.	30,732	2,274,168
Delta Air Lines, Inc.	78,304	3,513,500
Dover Corp.	15,472	884,689
Dun & Bradstreet Corp.	3,574	375,270
Eaton Corp. PLC	46,187	2,369,393
Emerson Electric Co.	64,963	2,869,416
Equifax, Inc.	11,681	1,135,160
Expeditors Int’l. of Wash.	18,673	878,565
Fastenal Co.	28,671	1,049,645
FedEx Corp.	25,918	3,731,674
Flowserve Corp.	13,159	541,361
Fluor Corp.	14,302	605,690
General Dynamics Corp.	29,918	4,127,188
General Electric Co.	997,928	25,167,744
Grainger (W.W.), Inc.	6,012	1,292,640
Honeywell International, Inc.	77,178	7,307,985
Hunt (J.B.) Transport Svcs., Inc.	9,073	647,812
Illinois Tool Works, Inc.	32,562	2,680,178
Ingersoll-Rand PLC	26,223	1,331,342
Jacobs Engineering Group, Inc.*	12,218	457,320
Joy Global, Inc.	9,628	143,746
Kansas City Southern	10,943	994,500
L-3 Communications Hldgs., Inc.	7,932	829,053
Lockheed Martin Corp.	26,372	5,467,179
Masco Corp.	33,902	853,652
Nielsen Hldgs. PLC	36,331	1,615,640
Norfolk Southern Corp.	29,797	2,276,491
Northrop Grumman Corp.	18,512	3,072,066
PACCAR, Inc.	35,051	1,828,611
Parker Hannifin Corp.	13,663	1,329,410
Pentair PLC	17,835	910,298
Pitney Bowes, Inc.	20,034	397,675
Precision Castparts Corp.	13,622	3,129,110
Quanta Services, Inc.*	20,131	487,372
Raytheon Co.	29,991	3,276,817
Republic Services, Inc.	23,813	981,096
Robert Half Int’l., Inc.	13,277	679,251
Robinson (C.H.) Worldwide, Inc.	14,017	950,072
Rockwell Automation, Inc.	13,263	1,345,797
Rockwell Collins, Inc.	13,011	1,064,820
Roper Technologies, Inc.	9,950	1,559,165
Ryder System, Inc.	5,281	391,005
Snap-on, Inc.	5,746	867,301
Southwest Airlines Co.	64,995	2,472,410
Stanley Black & Decker, Inc.	15,127	1,467,016
Stericycle, Inc.*	8,391	1,168,950
Textron, Inc.	27,235	1,025,125
The ADT Corp.	16,804	502,440
Tyco International PLC	41,633	1,393,040
Union Pacific Corp.	85,870	7,591,767
United Continental Hldgs., Inc*	37,259	1,976,590
United Parcel Service, Inc. Cl B	68,997	6,809,314
United Rentals, Inc.*	9,412	565,191

United Technologies Corp.	81,775	7,277,157
Waste Management, Inc.	41,654	2,074,786
Xylem, Inc.	17,927	588,902

		168,018,629

INFORMATION TECHNOLOGY (19.9%)
Accenture Ltd. Cl A	61,592	6,052,030
Activision Blizzard, Inc.	49,791	1,538,044
Adobe Systems, Inc.*	48,975	4,026,725
Akamai Technologies, Inc.*	17,646	1,218,633
Alliance Data Systems Corp.*	6,078	1,574,080
Altera Corp.	29,939	1,499,345
Amphenol Corp. Cl A	30,452	1,551,834
Analog Devices, Inc.	30,973	1,747,187
Apple, Inc.	563,434	62,146,767
Applied Materials, Inc.	118,572	1,741,823
Autodesk, Inc.*	22,297	984,190
Automatic Data Processing, Inc.	45,920	3,690,131
Avago Technologies Ltd.	25,662	3,208,007
Broadcom Corp. Cl A	55,289	2,843,513
CA, Inc.	30,865	842,615
Cisco Systems, Inc.	501,234	13,157,393
Citrix Systems, Inc.*	15,846	1,097,811
Cognizant Technology Solutions*	60,074	3,761,233
Computer Sciences Corp.	13,659	838,389
Corning, Inc.	120,943	2,070,544
eBay, Inc.*	110,657	2,704,457
Electronic Arts, Inc.*	30,739	2,082,567
EMC Corp.	189,988	4,590,110
F5 Networks, Inc.*	7,004	811,063
Facebook, Inc. Cl A*	222,557	20,007,874
Fidelity Nat’l. Information Svcs., Inc.	27,762	1,862,275
First Solar, Inc.*	7,442	318,146
Fiserv, Inc.*	23,139	2,004,069
FLIR Systems, Inc.	13,875	388,361
Google, Inc. Cl A*	28,555	18,228,655
Google, Inc. Cl C*	29,115	17,714,002
Harris Corp.	12,272	897,697
Hewlett-Packard Co.	178,566	4,573,075
Int’l. Business Machines Corp.	89,022	12,905,519
Intel Corp.	468,910	14,132,947
Intuit, Inc.	27,302	2,423,053
Juniper Networks, Inc.	34,945	898,436
KLA-Tencor Corp.	15,583	779,150
Lam Research Corp.	15,613	1,019,997
Linear Technology Corp.	23,683	955,609
MasterCard, Inc. Cl A	98,475	8,874,567
Microchip Technology, Inc.	20,857	898,728
Micron Technology, Inc.*	105,776	1,584,524
Microsoft Corp.	788,660	34,906,092
Motorola Solutions, Inc.	15,919	1,088,541
NetApp, Inc.	29,693	878,913
NVIDIA Corp.	50,657	1,248,695
Oracle Corp.	320,721	11,584,443
Paychex, Inc.	31,722	1,510,919
PayPal Hldgs., Inc.*	109,431	3,396,738
Qorvo, Inc.*	14,762	665,028
QUALCOMM, Inc.	154,896	8,322,562
Red Hat, Inc.*	18,054	1,297,722
Salesforce.com, inc.*	61,145	4,245,297
SanDisk Corp.	20,182	1,096,488
Seagate Technology PLC	29,781	1,334,189
Skyworks Solutions, Inc.	18,820	1,584,832
Symantec Corp.	67,718	1,318,469
TE Connectivity Ltd.	39,795	2,383,323
Teradata Corp.*	13,931	403,442

Texas Instruments, Inc.	101,369	5,019,793
Total System Services, Inc.	16,704	758,863
VeriSign, Inc.*	9,846	694,734
Visa, Inc. Cl A	192,573	13,414,635
Western Digital Corp.	22,746	1,806,942
Western Union Co.	50,481	926,831
Xerox Corp.	98,968	962,959
Xilinx, Inc.	25,578	1,084,507
Yahoo!, Inc.*	85,231	2,464,028

		340,644,160

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	19,088	2,435,247
Airgas, Inc.	6,625	591,811
Alcoa, Inc.	129,380	1,249,811
Avery Dennison Corp.	9,023	510,431
Ball Corp.	13,652	849,154
CF Industries Hldgs., Inc.	22,915	1,028,884
Dow Chemical Co.	113,884	4,828,682
Du Pont (E.I.) de Nemours & Co.	89,258	4,302,236
Eastman Chemical Co.	14,655	948,472
Ecolab, Inc.	26,240	2,879,053
FMC Corp.	13,189	447,239
Freeport-McMoRan Copper & Gold, Inc.	112,118	1,086,423
Int’l. Flavors & Fragrances, Inc.	7,968	822,776
International Paper Co.	41,256	1,559,064
LyondellBasell Inds. N.V. Cl A	36,670	3,056,811
Martin Marietta Materials, Inc.	6,630	1,007,429
Monsanto Co.	46,194	3,942,196
Newmont Mining Corp.	52,353	841,313
Nucor Corp.	31,617	1,187,218
Owens-Illinois, Inc.*	15,893	329,303
PPG Industries, Inc.	26,671	2,338,780
Praxair, Inc.	28,301	2,882,740
Sealed Air Corp.	20,381	955,461
Sherwin-Williams Co.	7,844	1,747,486
Sigma-Aldrich Corp.	11,830	1,643,424
The Mosaic Co.	33,166	1,031,794
Vulcan Materials Co.	13,164	1,174,229
WestRock Co.	25,805	1,327,409

		47,004,876

TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	607,550	19,793,979
CenturyLink, Inc.	55,563	1,395,743
Frontier Communications Corp.	115,741	549,770
Level 3 Communications, Inc.*	28,447	1,242,849
Verizon Communications, Inc.	402,184	17,499,026

		40,481,367

UTILITIES (3.1%)
AES Corp.	67,839	664,144
AGL Resources, Inc.	11,895	726,071
Ameren Corp.	24,040	1,016,171
American Electric Power Co., Inc.	48,525	2,759,131
CenterPoint Energy, Inc.	42,594	768,396
CMS Energy Corp.	27,386	967,274
Consolidated Edison, Inc.	29,003	1,938,851
Dominion Resources, Inc.	58,816	4,139,470
DTE Energy Co.	17,768	1,428,014
Duke Energy Corp.	68,130	4,901,272
Edison International	32,228	2,032,620
Entergy Corp.	17,804	1,159,040
Eversource Energy	31,445	1,591,746
Exelon Corp.	85,393	2,536,172
FirstEnergy Corp.	41,856	1,310,511
NextEra Energy, Inc.	45,541	4,442,525
NiSource, Inc.	31,492	584,177

NRG Energy, Inc.	32,896	488,506
Pepco Hldgs., Inc.	25,090	607,680
PG&E Corp.	48,417	2,556,418
Pinnacle West Capital Corp.	10,976	704,001
PPL Corp.	66,335	2,181,758
Public Svc. Enterprise Group, Inc.	50,193	2,116,137
SCANA Corp.	14,148	795,966
Sempra Energy	23,262	2,249,901
Southern Co.	89,921	4,019,469
TECO Energy, Inc.	23,279	611,307
WEC Energy Group, Inc.	31,251	1,631,927
Xcel Energy, Inc.	50,209	1,777,901

		52,706,556

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,139,234,497) 97.6%		1,669,398,474

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	4,900,000	4,899,526
U.S. Treasury Bill (1)	A-1+	0.12	01/07/16	1,000,000	999,673
U.S. Treasury Bill (1)	A-1+	0.17	12/31/15	1,000,000	999,570

					6,898,769

U.S. GOVERNMENT AGENCIES (0.4%)
FHLB	A-1+	0.08	12/16/15	4,500,000	4,499,240
FHLB	A-1+	0.13	10/30/15	400,000	399,958
FHLMC	A-1+	0.15	10/29/15	2,250,000	2,250,140

					7,149,338

COMMERCIAL PAPER (1.4%)
EMC Corp.†	A-1	0.25	11/09/15	1,400,000	1,399,621
Intercontinental Exchange, Inc.†	A-1	0.20	10/07/15	700,000	699,977
Intercontinental Exchange, Inc.†	A-1	0.20	10/08/15	1,100,000	1,099,957
Nestle Capital Corp.†	A-1+	0.12	10/05/15	1,000,000	999,987
Nestle Capital Corp.†	A-1+	0.13	10/14/15	850,000	849,960
Private Export Funding Corp.†	A-1	0.17	10/02/15	500,000	499,998
Toyota Motor Credit Corp.	A-1+	0.20	10/09/15	2,000,000	1,999,911
Toyota Motor Credit Corp.	A-1+	0.23	10/20/15	10,000,000	9,998,786
Wisconsin Gas Co.	A-1	0.09	10/01/15	6,100,000	6,100,000

					23,648,197

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,696,304) 2.2%					37,696,304

TOTAL INVESTMENTS (Cost: $1,176,930,801) 99.8%					1,707,094,778

OTHER NET ASSETS 0.2%					2,731,884

NET ASSETS 100.0%					$1,709,826,662

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Advance Auto Parts, Inc.	613	116,182
Amazon.com, Inc.*	3,407	1,744,009
AutoNation, Inc.*	760	44,217
AutoZone, Inc.*	276	199,777
Bed Bath & Beyond, Inc.*	1,522	86,784
Best Buy Co., Inc.	2,861	106,200
BorgWarner, Inc.	2,125	88,379
Cablevision Systems Corp. Cl A	1,886	61,238
CarMax, Inc.*	1,772	105,115
Carnival Corp.	4,150	206,255
CBS Corp. Cl B	3,946	157,445
Chipotle Mexican Grill, Inc.*	276	198,789
Coach, Inc.	2,618	75,739
Comcast Corp.	18,606	1,058,309
Comcast Corp. Cl A	3,149	180,249
D.R. Horton, Inc.	2,882	84,616
Darden Restaurants, Inc.	1,099	75,325
Delphi Automotive PLC	2,569	195,347
Discovery Communications, Inc. Cl A*	1,100	28,633
Discovery Communications, Inc. Cl C*	2,373	57,640
Disney (Walt) Co.	13,853	1,415,777
Dollar General Corp.	2,611	189,141
Dollar Tree, Inc.*	2,072	138,120
Expedia, Inc.	836	98,380
Ford Motor Co.	34,293	465,356
Fossil Group, Inc.*	264	14,752
GameStop Corp. Cl A	1,076	44,342
Gap, Inc.	1,940	55,290
Garmin Ltd.	844	30,283
General Motors Co.	12,513	375,640
Genuine Parts Co.	1,288	106,762
Goodyear Tire & Rubber Co.	2,526	74,088
H&R Block, Inc.	2,595	93,939
Hanesbrands, Inc.	3,543	102,534
Harley-Davidson, Inc.	1,691	92,836
Harman Int’l. Industries, Inc.	610	58,554
Hasbro, Inc.	997	71,924
Home Depot, Inc.	11,379	1,314,161
Interpublic Group of Cos., Inc.	3,786	72,426
Johnson Controls, Inc.	5,650	233,684
Kohl’s Corp.	1,856	85,951
L Brands, Inc.	2,349	211,715
Leggett & Platt, Inc.	1,052	43,395
Lennar Corp. Cl A	1,468	70,655
Lowe’s Cos., Inc.	8,176	563,490
Macy’s, Inc.	2,815	144,466
Marriott International, Inc. Cl A	1,760	120,032
Mattel, Inc.	3,324	70,003
McDonald’s Corp.	8,414	829,031
Michael Kors Hldgs. Ltd.*	1,763	74,469
Mohawk Industries, Inc.*	529	96,167
Netflix, Inc.*	3,743	386,502
Newell Rubbermaid, Inc.	2,536	100,705
News Corp. Cl A	3,537	44,637
News Corp.	1,173	15,038
NIKE, Inc. Cl B	6,036	742,247
Nordstrom, Inc.	1,240	88,920
O’Reilly Automotive, Inc.*	866	216,500
Omnicom Group, Inc.	2,264	149,198

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Priceline Group Inc.*	450	556,587
Pulte Homes, Inc.	2,960	55,855
PVH Corp.	683	69,625
Ralph Lauren Corp.	554	65,461
Ross Stores, Inc.	3,714	180,018
Royal Caribbean Cruises Ltd.	1,462	130,250
Scripps Networks Interactive, Inc. Cl A	873	42,943
Signet Jewelers Ltd.	670	91,207
Staples, Inc.	5,592	65,594
Starbucks Corp.	13,172	748,696
Starwood Hotels & Resorts	1,502	99,853
Target Corp.	5,578	438,765
TEGNA, Inc.	1,959	43,862
Tiffany & Co.	969	74,826
Time Warner Cable, Inc.	2,509	450,039
Time Warner, Inc.	7,309	502,494
TJX Cos., Inc.	6,019	429,877
Tractor Supply Co.	1,238	104,388
TripAdvisor, Inc.*	1,105	69,637
Twenty-First Century Fox, Inc.	3,993	108,091
Twenty-First Century Fox, Inc. Cl A	11,048	298,075
Under Armour, Inc. Cl A*	1,641	158,816
Urban Outfitters, Inc.*	1,034	30,379
V.F. Corp.	3,027	206,472
Viacom, Inc. Cl B	3,085	133,118
Whirlpool Corp.	739	108,825
Wyndham Worldwide Corp.	1,010	72,619
Wynn Resorts Ltd.	664	35,272
Yum! Brands, Inc.	3,807	304,370

		19,647,372

CONSUMER STAPLES (5.2%)
Altria Group, Inc.	17,539	954,122
Archer-Daniels-Midland Co.	5,308	220,017
Brown-Forman Corp. Cl B	956	92,636
Campbell Soup Co.	1,500	76,020
Clorox Co.	1,084	125,235
Coca-Cola Co.	34,679	1,391,321
Coca-Cola Enterprises, Inc.	1,892	91,478
Colgate-Palmolive Co.	8,028	509,457
ConAgra Foods, Inc.	3,975	161,027
Constellation Brands, Inc. Cl A	1,546	193,575
Costco Wholesale Corp.	3,873	559,920
CVS Health Corp.	9,896	954,766
Dr. Pepper Snapple Group, Inc.	1,781	140,788
Estee Lauder Cos., Inc. Cl A	1,959	158,052
General Mills, Inc.	5,414	303,888
Hershey Co.	1,335	122,660
Hormel Foods Corp.	1,253	79,327
J.M. Smucker Co.	925	105,533
Kellogg Co.	2,250	149,738
Keurig Green Mountain, Inc.	1,085	56,572
Kimberly-Clark Corp.	3,271	356,670
Kraft Heinz Co.	5,280	372,662
Kroger Co.	8,696	313,665
McCormick & Co., Inc.	1,114	91,549
Mead Johnson Nutrition Co.	1,848	130,099
Molson Coors Brewing Co. Cl B	1,494	124,032
Mondelez International, Inc. Cl A	14,217	595,266
Monster Beverage Corp.*	1,369	185,007
PepsiCo, Inc.	13,061	1,231,652
Philip Morris Int’l., Inc.	13,798	1,094,595
Proctor & Gamble Co.	24,068	1,731,452
Reynolds American, Inc.	7,290	322,728

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Sysco Corp.	5,073	197,695
Tyson Foods, Inc. Cl A	2,836	122,232
Wal-Mart Stores, Inc.	14,009	908,344
Walgreens Boots Alliance, Inc.	7,695	639,455
Whole Foods Market, Inc.	3,302	104,508

		14,967,743

ENERGY (3.7%)
Anadarko Petroleum Corp.	4,635	279,908
Apache Corp.	3,471	135,924
Baker Hughes, Inc.	4,014	208,889
Cabot Oil & Gas Corp.	3,903	85,320
Cameron International Corp.*	1,682	103,140
Chesapeake Energy Corp.	3,710	27,194
Chevron Corp.	16,820	1,326,762
Cimarex Energy Co.	876	89,772
Columbia Pipeline Group, Inc.	2,732	49,968
ConocoPhillips	11,011	528,088
CONSOL Energy, Inc.	2,350	23,030
Devon Energy Corp.	3,490	129,444
Diamond Offshore Drilling, Inc.	736	12,733
Ensco PLC Cl A	1,956	27,540
EOG Resources, Inc.	4,938	359,486
EQT Corp.	1,260	81,610
Exxon Mobil Corp.	37,210	2,766,564
FMC Technologies, Inc.*	1,846	57,226
Halliburton Co.	7,430	262,651
Helmerich & Payne, Inc.	928	43,857
Hess Corp.	2,030	101,622
Kinder Morgan, Inc.	16,069	444,790
Marathon Oil Corp.	5,824	89,690
Marathon Petroleum Corp.	4,920	227,944
Murphy Oil Corp.	1,690	40,898
National Oilwell Varco, Inc.	3,603	135,653
Newfield Exploration Co.*	1,358	44,678
Noble Energy, Inc.	3,805	114,835
Occidental Petroleum Corp.	6,888	455,641
ONEOK, Inc.	1,740	56,028
Phillips 66	4,290	329,644
Pioneer Natural Resources Co.	1,378	167,620
Range Resources Corp.	1,657	53,223
Schlumberger Ltd.	11,195	772,119
Southwestern Energy Co.*	3,143	39,885
Spectra Energy Corp.	6,049	158,907
Tesoro Corp.	1,147	111,534
Transocean Ltd.	3,092	39,949
Valero Energy Corp.	4,359	261,976
Williams Cos., Inc.	6,026	222,058

		10,467,800

FINANCIALS (8.7%)
ACE Ltd.	2,919	301,825
Affiliated Managers Group, Inc.*	520	88,915
Aflac, Inc.	3,762	218,685
Allstate Corp.	3,452	201,044
American Express Co.	7,488	555,085
American Int’l. Group, Inc.	11,487	652,691
American Tower Corp.	3,733	328,429
Ameriprise Financial, Inc.	1,565	170,788
Aon PLC	2,554	226,310
Apartment Investment & Management Co. Cl A	1,263	46,756
Assurant, Inc.	612	48,354
AvalonBay Communities, Inc.	1,162	203,141
Bank of America Corp.	93,375	1,454,783
Bank of New York Mellon Corp.	9,888	387,115

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

BB&T Corp.	6,970	248,132
Berkshire Hathaway, Inc. Cl B*	16,690	2,176,376
BlackRock, Inc.	1,136	337,926
Boston Properties, Inc.	1,418	167,891
Capital One Financial Corp.	4,787	347,153
CBRE Group, Inc.*	2,788	89,216
Charles Schwab Corp.	10,705	305,735
Chubb Corp.	2,056	252,168
Cincinnati Financial Corp.	1,446	77,795
Citigroup, Inc.	26,607	1,319,973
CME Group, Inc.	3,053	283,135
Comerica, Inc.	1,522	62,554
Crown Castle Int’l. Corp.	2,972	234,402
Discover Financial Svcs.	3,824	198,810
E*Trade Financial Corp.*	2,350	61,876
Equinix, Inc.	485	132,599
Equity Residential	3,173	238,356
Essex Property Trust, Inc.	554	123,775
Fifth Third Bancorp	7,321	138,440
Franklin Resources, Inc.	3,563	132,757
General Growth Pptys., Inc.	5,357	139,121
Genworth Financial, Inc.*	3,169	14,641
Goldman Sachs Group, Inc.	3,577	621,540
Hartford Financial Svcs. Group, Inc.	3,795	173,735
HCP, Inc.	4,334	161,442
Host Hotels & Resorts, Inc.	6,419	101,484
Hudson City Bancorp, Inc.	5,010	50,952
Huntington Bancshares, Inc.	7,429	78,747
Intercontinental Exchange, Inc.	1,010	237,340
Invesco Ltd.	3,763	117,518
Iron Mountain, Inc.	1,558	48,329
JPMorgan Chase & Co.	32,861	2,003,535
KeyCorp	7,134	92,813
Kimco Realty Corp.	3,848	94,007
Legg Mason, Inc.	1,060	44,107
Leucadia National Corp.	3,006	60,902
Lincoln National Corp.	2,258	107,165
Loews Corp.	2,572	92,952
M&T Bank Corp.	1,179	143,779
Marsh & McLennan Cos., Inc.	4,625	241,518
McGraw-Hill Financial, Inc.	2,498	216,077
MetLife, Inc.	9,921	467,775
Moody’s Corp.	1,516	148,871
Morgan Stanley	13,496	425,124
Nasdaq, Inc.	919	49,010
Navient Corp.	3,665	41,195
Northern Trust Corp.	2,053	139,932
People’s United Financial, Inc.	3,049	47,961
Plum Creek Timber Co., Inc.	1,526	60,292
PNC Financial Svcs. Grp., Inc.	4,556	406,395
Principal Financial Grp., Inc.	2,542	120,338
Progressive Corp.	5,002	153,261
ProLogis, Inc.	4,831	187,926
Prudential Financial, Inc.	4,032	307,279
Public Storage	1,324	280,198
Realty Income Corp.	2,251	106,675
Regions Financial Corp.	12,002	108,138
Simon Property Group, Inc.	2,738	503,025
SL Green Realty Corp	837	90,530
State Street Corp.	3,535	237,587
SunTrust Banks, Inc.	4,478	171,239
T. Rowe Price Group, Inc.	2,191	152,275
The Macerich Co.	1,198	92,030

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Torchmark Corp.	1,083	61,081
Travelers Cos., Inc.	2,771	275,798
U.S. Bancorp	14,697	602,724
Unum Group	2,421	77,666
Ventas, Inc.	2,991	167,675
Vornado Realty Trust	1,507	136,263
Wells Fargo & Co.	41,568	2,134,517
Welltower, Inc.	3,194	216,298
Weyerhaeuser Co.	4,334	118,492
XL Group PLC	2,487	90,328
Zions Bancorporation	1,701	46,846

		24,879,438

HEALTH CARE (7.7%)
Abbott Laboratories	13,415	539,551
AbbVie, Inc.	14,756	802,874
Aetna, Inc.	3,025	330,965
Agilent Technologies, Inc.	2,998	102,921
Alexion Pharmaceuticals, Inc.*	2,032	317,784
Allergan PLC*	3,502	951,879
AmerisourceBergen Corp.	1,882	178,771
Amgen, Inc.	6,774	936,980
Anthem, Inc.	2,291	320,740
Bard (C.R.), Inc.	630	117,375
Baxalta, Inc.	4,986	157,109
Baxter International, Inc.	4,716	154,921
Becton, Dickinson & Co.	1,892	250,997
BIOGEN, Inc.*	2,084	608,132
Boston Scientific Corp.*	11,843	194,344
Bristol-Myers Squibb Co.	14,762	873,910
Cardinal Health, Inc.	2,937	225,620
Celgene Corp.*	6,965	753,404
Cerner Corp.*	2,642	158,414
CIGNA Corp.	2,278	307,576
DaVita HealthCare Partners, Inc.*	1,430	103,432
DENTSPLY International, Inc.	1,151	58,206
Edwards Lifesciences Corp.*	977	138,900
Endo International PLC*	1,897	131,424
Express Scripts Hldg. Co.*	6,050	489,808
Gilead Sciences, Inc.	13,108	1,287,075
HCA Hldgs., Inc.*	2,924	226,201
Humana, Inc.	1,314	235,206
Intuitive Surgical, Inc.*	329	151,202
Johnson & Johnson	24,542	2,290,996
Laboratory Corp. of America Hldgs.*	900	97,623
Lilly (Eli) & Co.	8,625	721,826
Mallinckrodt PLC*	1,118	71,485
McKesson Corp.	2,103	389,118
Medtronic PLC	12,552	840,231
Merck & Co., Inc.	25,065	1,237,960
Mylan N.V.*	3,777	152,062
Patterson Cos., Inc.	687	29,713
PerkinElmer, Inc.	965	44,351
Perrigo Co. PLC	1,290	202,878
Pfizer, Inc.	54,748	1,719,635
Quest Diagnostics, Inc.	1,374	84,460
Regeneron Pharmaceuticals, Inc.*	699	325,133
Schein (Henry), Inc.*	783	103,920
St. Jude Medical, Inc.	2,511	158,419
Stryker Corp.	2,787	262,257
Tenet Healthcare Corp.*	1,001	36,957
Thermo Fisher Scientific, Inc.	3,542	433,116
UnitedHealth Group, Inc.	8,511	987,361
Universal Health Svcs., Inc. Cl B	780	97,352

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Varian Medical Systems, Inc.*	792	58,434
Vertex Pharmaceuticals, Inc.*	2,156	224,526
Waters Corp.*	749	88,539
Zimmer Biomet Hldgs., Inc.	1,552	145,779
Zoetis, Inc.	4,078	167,932

		22,077,784

INDUSTRIALS (5.3%)
3M Co.	5,500	779,735
Allegion PLC	751	43,303
American Airlines Group, Inc.	5,993	232,708
AMETEK, Inc.	2,054	107,465
Boeing Co.	5,617	735,546
Caterpillar, Inc.	5,316	347,454
Cintas Corp.	716	61,397
CSX Corp.	8,637	232,335
Cummins, Inc.	1,458	158,310
Danaher Corp.	5,340	455,021
Deere & Co.	2,702	199,948
Delta Air Lines, Inc.	6,903	309,738
Dover Corp.	1,512	86,456
Dun & Bradstreet Corp.	292	30,660
Eaton Corp. PLC	4,064	208,483
Emerson Electric Co.	5,725	252,873
Equifax, Inc.	1,104	107,287
Expeditors Int’l. of Wash.	1,636	76,974
Fastenal Co.	2,475	90,610
FedEx Corp.	2,316	333,458
Flowserve Corp.	1,101	45,295
Fluor Corp.	1,412	59,798
General Dynamics Corp.	2,646	365,016
General Electric Co.	89,827	2,265,437
Grainger (W.W.), Inc.	573	123,201
Honeywell International, Inc.	7,015	664,250
Hunt (J.B.) Transport Svcs., Inc.	792	56,549
Illinois Tool Works, Inc.	2,905	239,111
Ingersoll-Rand PLC	2,231	113,268
Jacobs Engineering Group, Inc.*	1,208	45,215
Joy Global, Inc.	871	13,004
Kansas City Southern	974	88,517
L-3 Communications Hldgs., Inc.	718	75,045
Lockheed Martin Corp.	2,408	499,202
Masco Corp.	2,824	71,108
Nielsen Hldgs. PLC	3,270	145,417
Norfolk Southern Corp.	2,714	207,350
Northrop Grumman Corp.	1,632	270,830
PACCAR, Inc.	3,256	169,866
Parker Hannifin Corp.	1,197	116,468
Pentair PLC	1,497	76,407
Pitney Bowes, Inc.	1,494	29,656
Precision Castparts Corp.	1,212	278,409
Quanta Services, Inc.*	1,899	45,975
Raytheon Co.	2,625	286,808
Republic Services, Inc.	2,268	93,442
Robert Half Int’l., Inc.	1,198	61,290
Robinson (C.H.) Worldwide, Inc.	1,361	92,249
Rockwell Automation, Inc.	1,183	120,039
Rockwell Collins, Inc.	1,096	89,697
Roper Technologies, Inc.	869	136,172
Ryder System, Inc.	565	41,833
Snap-on, Inc.	489	73,810
Southwest Airlines Co.	5,896	224,284
Stanley Black & Decker, Inc.	1,376	133,444
Stericycle, Inc.*	784	109,219

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Textron, Inc.	2,312	87,024
The ADT Corp.	1,462	43,714
Tyco International PLC	3,880	129,825
Union Pacific Corp.	7,676	678,635
United Continental Hldgs., Inc*	3,302	175,171
United Parcel Service, Inc. Cl B	6,208	612,668
United Rentals, Inc.*	918	55,126
United Technologies Corp.	7,398	658,348
Waste Management, Inc.	3,714	184,994
Xylem, Inc.	1,424	46,778

		15,048,725

INFORMATION TECHNOLOGY (10.7%)
Accenture Ltd. Cl A	5,525	542,887
Activision Blizzard, Inc.	4,490	138,696
Adobe Systems, Inc.*	4,483	368,592
Akamai Technologies, Inc.*	1,692	116,850
Alliance Data Systems Corp.*	549	142,180
Altera Corp.	2,754	137,920
Amphenol Corp. Cl A	2,651	135,095
Analog Devices, Inc.	2,709	152,815
Apple, Inc.	50,752	5,597,940
Applied Materials, Inc.	10,607	155,817
Autodesk, Inc.*	1,968	86,868
Automatic Data Processing, Inc.	4,070	327,065
Avago Technologies Ltd.	2,285	285,648
Broadcom Corp. Cl A	4,975	255,864
CA, Inc.	2,782	75,949
Cisco Systems, Inc.	45,210	1,186,763
Citrix Systems, Inc.*	1,467	101,634
Cognizant Technology Solutions*	5,445	340,911
Computer Sciences Corp.	1,257	77,155
Corning, Inc.	11,264	192,840
eBay, Inc.*	10,066	246,013
Electronic Arts, Inc.*	2,830	191,733
EMC Corp.	17,204	415,649
F5 Networks, Inc.*	659	76,312
Facebook, Inc. Cl A*	20,083	1,805,462
Fidelity Nat’l. Information Svcs., Inc.	2,460	165,017
First Solar, Inc.*	670	28,643
Fiserv, Inc.*	2,124	183,960
FLIR Systems, Inc.	1,088	30,453
Google, Inc. Cl A*	2,570	1,640,611
Google, Inc. Cl C*	2,639	1,605,626
Harris Corp.	1,040	76,076
Hewlett-Packard Co.	16,033	410,605
Int’l. Business Machines Corp.	7,980	1,156,861
Intel Corp.	42,177	1,271,215
Intuit, Inc.	2,520	223,650
Juniper Networks, Inc.	2,988	76,821
KLA-Tencor Corp.	1,513	75,650
Lam Research Corp.	1,498	97,864
Linear Technology Corp.	2,287	92,280
MasterCard, Inc. Cl A	8,798	792,876
Microchip Technology, Inc.	1,791	77,174
Micron Technology, Inc.*	9,873	147,898
Microsoft Corp.	70,931	3,139,404
Motorola Solutions, Inc.	1,373	93,886
NetApp, Inc.	2,434	72,046
NVIDIA Corp.	4,614	113,735
Oracle Corp.	28,910	1,044,229
Paychex, Inc.	2,969	141,413
PayPal Hldgs., Inc.*	9,726	301,895
Qorvo, Inc.*	1,211	54,556

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

QUALCOMM, Inc.	13,837	743,462
Red Hat, Inc.*	1,526	109,689
Salesforce.com, inc.*	5,571	386,795
SanDisk Corp.	1,744	94,752
Seagate Technology PLC	2,641	118,317
Skyworks Solutions, Inc.	1,716	144,504
Symantec Corp.	6,062	118,027
TE Connectivity Ltd.	3,514	210,453
Teradata Corp.*	1,060	30,698
Texas Instruments, Inc.	9,250	458,060
Total System Services, Inc.	1,646	74,778
VeriSign, Inc.*	882	62,234
Visa, Inc. Cl A	17,289	1,204,352
Western Digital Corp.	1,981	157,371
Western Union Co.	4,135	75,919
Xerox Corp.	8,878	86,383
Xilinx, Inc.	2,159	91,542
Yahoo!, Inc.*	7,560	218,560

		30,654,998

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,707	217,779
Airgas, Inc.	660	58,958
Alcoa, Inc.	10,857	104,879
Avery Dennison Corp.	777	43,955
Ball Corp.	1,152	71,654
CF Industries Hldgs., Inc.	2,059	92,449
Dow Chemical Co.	10,245	434,388
Du Pont (E.I.) de Nemours & Co.	8,069	388,926
Eastman Chemical Co.	1,325	85,754
Ecolab, Inc.	2,329	255,538
FMC Corp.	1,198	40,624
Freeport-McMoRan Copper & Gold, Inc.	10,097	97,840
Int’l. Flavors & Fragrances, Inc.	728	75,173
International Paper Co.	3,774	142,619
LyondellBasell Inds. N.V. Cl A	3,268	272,420
Martin Marietta Materials, Inc.	620	94,209
Monsanto Co.	4,164	355,356
Newmont Mining Corp.	4,502	72,347
Nucor Corp.	2,660	99,883
Owens-Illinois, Inc.*	1,442	29,878
PPG Industries, Inc.	2,475	217,033
Praxair, Inc.	2,495	254,141
Sealed Air Corp.	1,830	85,790
Sherwin-Williams Co.	681	151,713
Sigma-Aldrich Corp.	1,105	153,507
The Mosaic Co.	2,850	88,664
Vulcan Materials Co.	1,232	109,894
WestRock Co.	2,455	126,304

		4,221,675

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	54,437	1,773,557
CenturyLink, Inc.	4,800	120,576
Frontier Communications Corp.	8,955	42,536
Level 3 Communications, Inc.*	2,710	118,400
Verizon Communications, Inc.	36,056	1,568,797

		3,623,866

UTILITIES (1.7%)
AES Corp.	5,582	54,648
AGL Resources, Inc.	1,016	62,017
Ameren Corp.	2,283	96,502
American Electric Power Co., Inc.	4,395	249,900
CenterPoint Energy, Inc.	4,218	76,093
CMS Energy Corp.	2,269	80,141

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Consolidated Edison, Inc.	2,589	173,075
Dominion Resources, Inc.	5,318	374,281
DTE Energy Co.	1,575	126,583
Duke Energy Corp.	6,209	446,675
Edison International	2,991	188,642
Entergy Corp.	1,670	108,717
Eversource Energy	2,898	146,697
Exelon Corp.	7,405	219,928
FirstEnergy Corp.	3,896	121,984
NextEra Energy, Inc.	4,083	398,297
NiSource, Inc.	2,628	48,749
NRG Energy, Inc.	3,331	49,465
Pepco Hldgs., Inc.	1,962	47,520
PG&E Corp.	4,253	224,558
Pinnacle West Capital Corp.	992	63,627
PPL Corp.	5,967	196,255
Public Svc. Enterprise Group, Inc.	4,563	192,376
SCANA Corp.	1,169	65,768
Sempra Energy	2,162	209,109
Southern Co.	8,079	361,131
TECO Energy, Inc.	2,301	60,424
WEC Energy Group, Inc.	2,804	146,425
Xcel Energy, Inc.	4,545	160,938

		4,750,525

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $111,840,637) 52.6%		150,339,926

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	400,000	399,961
U.S. Treasury Bill (1)	A-1+	0.12	01/07/16	100,000	99,967

					499,928

COMMERCIAL PAPER (1.1%)
Wisconsin Gas Co.	A-1	0.09	10/01/15	3,200,000	3,200,000

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,699,928) 1.3%					3,699,928

TOTAL INDEXED ASSETS (Cost: $115,540,565) 53.9%					154,039,854

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
2U, Inc.*	5,825	209,118
Amazon.com, Inc.*	2,525	1,292,522
AutoZone, Inc.*	672	486,414
Bassett Furniture Industries, Inc.	23,225	646,816
Carmike Cinemas, Inc.*	20,460	411,041
CST Brands, Inc.	24,854	836,586
Diamond Resorts Int’l., Inc.*	48,859	1,142,812
Discovery Communications, Inc. Cl A*	3,916	101,933
Discovery Communications, Inc. Cl C*	3,916	95,120
Disney (Walt) Co.	11,631	1,188,688
Dollar Tree, Inc.*	2,856	190,381
Drew Industries, Inc.	4,082	222,918
Eros International PLC*	9,608	261,241
Five Below, Inc.*	9,238	310,212
Ford Motor Co.	17,022	230,989
FTD Companies, Inc.*	4,703	140,149
General Motors Co.	19,010	570,680

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Haverty Furniture Cos., Inc.	16,672	391,459
Home Depot, Inc.	7,891	911,332
Houghton Mifflin Harcourt Co.*	38,402	779,944
HSN, Inc.	3,189	182,538
Intrawest Resorts Hldgs., Inc.*	31,622	273,847
Johnson Controls, Inc.	4,249	175,739
Macy’s, Inc.	8,136	417,540
McDonald’s Corp.	6,647	654,929
Panera Bread Co. Cl A*	1,236	239,055
Performance Sports Group Ltd.*	19,544	262,280
Popeyes Louisiana Kitchen, Inc.*	4,842	272,895
Priceline Group Inc.*	261	322,820
Red Robin Gourmet Burgers, Inc.*	3,838	290,690
Ruby Tuesday, Inc.*	31,836	197,702
Select Comfort Corp.*	28,114	615,134
Sotheby’s	3,256	104,127
Stage Stores, Inc.	8,240	81,082
Starbucks Corp.	17,079	970,770
Steve Madden Ltd.*	10,229	374,586
Target Corp.	7,994	628,808
The Men’s Wearhouse, Inc.	14,946	635,504
Time Warner Cable, Inc.	4,346	779,542
Time Warner, Inc.	7,314	502,838
Viacom, Inc. Cl B	5,192	224,035
Vista Outdoor, Inc.*	5,892	261,782

		18,888,598

CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	585	123,207
Coca-Cola Co.	11,096	445,172
Colgate-Palmolive Co.	6,181	392,246
Constellation Brands, Inc. Cl A	6,619	828,765
Crimson Wine Group Ltd.*	38,623	349,538
Estee Lauder Cos., Inc. Cl A	5,961	480,933
Farmer Brothers Co.*	10,711	291,875
Mead Johnson Nutrition Co.	2,488	175,155
Mondelez International, Inc. Cl A	9,124	382,022
PepsiCo, Inc.	7,201	679,054
Philip Morris Int’l., Inc.	4,812	381,736
Proctor & Gamble Co.	12,566	903,998
Sysco Corp.	8,886	346,287
Tyson Foods, Inc. Cl A	7,508	323,595
Vector Group Ltd.	11,726	265,134
Village Super Market, Inc. Cl A	7,785	183,804
Wal-Mart Stores, Inc.	10,119	656,116
WD-40 Co.	3,920	349,154

		7,557,791

ENERGY (2.1%)
Abraxas Petroleum Corp.*	36,020	46,106
Anadarko Petroleum Corp.	5,670	342,411
Apache Corp.	3,838	150,296
C&J Energy Services Ltd.*	8,050	28,336
Carrizo Oil and Gas, Inc.*	4,436	135,475
Chevron Corp.	5,132	404,812
EOG Resources, Inc.	5,554	404,331
Exxon Mobil Corp.	20,720	1,540,532
Halliburton Co.	12,768	451,349
Hess Corp.	3,711	185,773
Matador Resources Co.*	10,410	215,903
Matrix Service Co.*	3,630	81,566
National Oilwell Varco, Inc.	5,743	216,224
Noble Energy, Inc.	9,828	296,609
Occidental Petroleum Corp.	6,043	399,744
PBF Energy, Inc.	18,938	534,620

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

PDC Energy, Inc.*	4,140	219,461
Range Resources Corp.	3,222	103,491
Synergy Resources Corp.*	17,108	167,658

		5,924,697

FINANCIALS (8.8%)
Agree Realty Corp.	2,408	71,879
Alexander’s, Inc.	313	117,062
American Int’l. Group, Inc.	11,806	670,817
Aon PLC	3,744	331,756
Ashford Hospitality Prime, Inc.	6,832	95,853
Ashford Hospitality Trust, Inc.	11,468	69,955
Aspen Insurance Hldgs. Ltd.	6,225	289,276
BancFirst Corp.	4,591	289,692
Bank of America Corp.	42,771	666,372
Bank of Marin Bancorp	3,772	181,018
Bank of the Ozarks, Inc.	3,475	152,066
Banner Corp.	7,537	360,042
Berkshire Hathaway, Inc. Cl B*	4,800	625,920
Brookline Bancorp, Inc.	28,465	288,635
Bryn Mawr Bank Corp.	8,112	252,040
Capital One Financial Corp.	11,507	834,488
Charter Financial Corp.	13,887	176,087
Chatham Lodging Trust	12,107	260,058
Chesapeake Lodging Trust	17,786	463,503
Citigroup, Inc.	11,256	558,410
Colony Capital, Inc. Cl A	9,040	176,822
Columbia Banking System, Inc.	2,957	92,288
Comerica, Inc.	8,127	334,020
Customers Bancorp, Inc.*	11,584	297,709
Dime Community Bancshares	13,342	225,480
Eagle Bancorp, Inc.*	4,763	216,717
Easterly Acquisition Corp.*	24,710	248,336
Easterly Government Pptys.	16,220	258,709
EastGroup Properties, Inc.	1,887	102,238
Ellington Financial LLC	24,970	446,464
Enterprise Financial Svcs. Corp.	8,738	219,935
Equity Lifestyle Properties, Inc.	4,891	286,466
FBR & Co.	3,996	81,598
FelCor Lodging Trust, Inc.	44,851	317,097
First Connecticut Bancorp, Inc.	4,683	75,490
First Interstate BancSytem, Inc.	9,196	256,017
Flushing Financial Corp.	8,390	167,968
Forest City Enterprises, Inc. Cl A*	20,922	421,160
Franklin Resources, Inc.	4,479	166,888
Glacier Bancorp, Inc.	10,795	284,880
Goldman Sachs Group, Inc.	3,950	686,352
Hanmi Financial Corp.	6,068	152,914
Heritage Financial Corp.	12,390	233,180
Highwoods Properties, Inc.	8,778	340,148
Host Hotels & Resorts, Inc.	16,139	255,158
Investors Bancorp, Inc.	57,381	708,081
iShares Micro-Cap ETF	1,341	93,535
iShares Russell 2000 Value ETF	3,520	317,152
Janus Capital Group, Inc.	12,163	165,417
JPMorgan Chase & Co.	25,475	1,553,211
Marlin Business Svcs. Corp.	13,515	207,996
MB Financial, Inc.	5,814	189,769
MetLife, Inc.	11,672	550,335
Northfield Bancorp, Inc.	20,934	318,406
Pace Hldgs. Corp.*	24,200	248,050
Parkway Properties, Inc.	10,410	161,980
Pennsylvania REIT	12,349	244,881
Pinnacle Financial Partners, Inc.	2,655	131,184

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

PNC Financial Svcs. Grp., Inc.	5,040	449,568
PrivateBancorp, Inc.	9,198	352,559
Prosperity Bancshares, Inc.	4,246	208,521
QTS Realty Trust, Inc.	7,375	322,214
Sabra Health Care REIT, Inc.	10,680	247,562
Safety Insurance Group, Inc.		379,267
Selective Insurance Group, Inc.	7,189	223,290
Silvercrest Asset Mgmt. Group, Inc. Cl A	7,473	80,783
Simon Property Group, Inc.	4,151	762,622
Sovran Self Storage, Inc.	1,691	159,461
Starwood Property Trust, Inc.	7,818	160,425
Stifel Financial Corp.*	4,963	208,942
Stock Yards Bancorp, Inc.	10,722	389,745
SVB Financial Group*	4,736	547,197
Symetra Financial Corp.	22,094	699,054
Terreno Realty Corp.	8,441	165,781
The GEO Group, Inc.	6,207	184,596
UMB Financial Corp.	2,901	147,400
Urstadt Biddle Pptys., Inc. Cl A	6,809	127,601
Wells Fargo & Co.	24,760	1,271,426
Zions Bancorporation	11,133	306,603

		25,383,577

HEALTH CARE (6.7%)
Abbott Laboratories	12,034	484,007
Abiomed, Inc.*	4,881	452,762
Acadia Healthcare Co., Inc.*	4,250	281,648
ACADIA Pharmaceuticals, Inc.*	6,047	199,974
Acceleron Pharma, Inc.*	3,395	84,536
Acorda Therapeutics, Inc.*	5,120	135,731
Agios Pharmaceuticals, Inc.*	1,310	92,473
Aimmune Therapeutics, Inc.*	3,135	79,378
Albany Molecular Research, Inc.*	10,880	189,529
Allergan PLC*	2,433	661,314
Alnylam Pharmaceuticals, Inc.*	1,642	131,951
Amsurg Corp.*	1,580	122,782
Anacor Pharmaceuticals, Inc.*	1,875	220,706
Ani Pharmaceuticals, Inc.*	2,245	88,700
Anika Therapeutics, Inc.*	5,587	177,834
BIOGEN, Inc.*	1,737	506,874
BioSpecifics Technologies Corp.*	4,410	192,011
Cambrex Corp.*	2,472	98,089
Cardiovascular Systems, Inc.*	4,560	72,230
Catalent, Inc.*	3,821	92,850
Celgene Corp.*	10,769	1,164,883
Cepheid, Inc.*	4,289	193,863
Cerner Corp.*	3,218	192,951
Clovis Oncology, Inc.*	1,265	116,329
Computer Programs & Systems, Inc.	1,137	47,902
DexCom, Inc.*	3,622	310,985
Dyax Corp.*	6,250	119,313
Emergent Biosolutions, Inc.*	14,939	425,612
Ensign Group, Inc.	6,760	288,178
Entellus Medical, Inc.*	2,000	36,040
Exact Sciences Corp.*	9,303	167,361
Express Scripts Hldg. Co.*	5,005	405,205
Gilead Sciences, Inc.	9,745	956,862
GW Pharmaceuticals PLC ADR*	594	54,274
Harvard Bioscience, Inc.*	40,748	154,027
Humana, Inc.	1,765	315,935
Insulet Corp.*	6,113	158,388
Intersect ENT, Inc.*	3,960	92,664
Karyopharm Therapeutics, Inc.*	4,146	43,657
Kindred Healthcare, Inc.	5,827	91,775

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Kite Pharma, Inc.*	1,205	67,094
Lannett Co., Inc.*	2,732	113,433
McKesson Corp.	2,165	400,590
Medicines Co.*	3,394	128,836
Medidata Solutions, Inc.*	4,573	192,569
Medtronic PLC	9,085	608,150
Merck & Co., Inc.	17,848	881,513
Mylan N.V.*	17,391	700,162
Neogen Corp.*	3,586	161,334
Neurocrine Biosciences, Inc.*	5,365	213,473
NuVasive, Inc.*	1,670	80,527
Omeros Corp.*	8,690	95,242
Omnicell, Inc.*	8,711	270,912
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	17,318	63,384
Pacira Pharmaceuticals, Inc.*	1,893	77,802
PAREXEL International Corp.*	3,611	223,593
Pfizer, Inc.	41,817	1,313,472
PTC Therapeutics, Inc.*	1,386	37,006
QLT, Inc.*	52,039	138,424
Radius Health, Inc.*	2,204	152,759
Rigel Pharmaceuticals, Inc.*	12,154	30,020
Sarepta Therapeutics, Inc.*	4,677	150,178
Sorrento Therapeutics, Inc.*	10,467	87,818
St. Jude Medical, Inc.	3,206	202,267
STAAR Surgical Co.*	16,975	131,726
Stryker Corp.	4,423	416,204
Supernus Pharmaceuticals, Inc.*	41,389	580,688
Team Health Hldgs., Inc.*	5,058	273,284
TESARO, Inc.*	1,510	60,551
Ultragenyx Pharmaceutical, Inc.*	2,505	241,257
UnitedHealth Group, Inc.	4,983	578,078
Universal American Corp.*	13,229	90,486
Vertex Pharmaceuticals, Inc.*	2,148	223,693
WellCare Health Plans, Inc.*	4,163	358,767
Wright Medical Group, Inc.*	9,869	207,446

		19,254,337

INDUSTRIALS (5.1%)
Alaska Air Group, Inc.	5,616	446,191
Allegiant Travel Co.	1,987	429,689
Astronics Corp.*	9,947	402,157
AZZ, Inc.	16,143	786,003
Blount International, Inc.*	11,339	63,158
Boeing Co.	6,062	793,819
CEB, Inc.	3,069	209,735
Covenant Transport, Inc. Cl A*	9,300	167,121
Cummins, Inc.	4,352	472,540
Delta Air Lines, Inc.	9,877	443,181
Deluxe Corp.	5,277	294,140
Encore Wire Corp.	8,793	287,267
EnPro Industries, Inc.	7,173	280,966
Expeditors Int’l. of Wash.	7,996	376,212
FedEx Corp.	4,362	628,041
Forward Air Corp.	4,565	189,402
Generac Hldgs., Inc.*	4,925	148,193
General Electric Co.	64,724	1,632,339
Healthcare Svcs. Group, Inc.	9,642	324,935
Miller (Herman), Inc.	5,536	159,658
Miller Industries, Inc.	21,873	427,398
Mueller Industries, Inc.	26,700	789,786
Mueller Water Products, Inc. Cl A	32,680	250,329
Old Dominion Freight Line, Inc.*	5,663	345,443
Orbital ATK, Inc.	5,646	405,778

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Roper Technologies, Inc.	8,718	1,366,111
Steelcase, Inc.	13,716	252,512
Sun Hydraulics Corp.	8,667	238,082
Teledyne Technologies, Inc.*	3,141	283,632
The Advisory Board Co.*	7,228	329,163
Trex Co., Inc.*	9,026	300,837
Tyco International PLC	7,706	257,843
Union Pacific Corp.	6,097	539,036
Uti Worldwide, Inc.*	28,734	131,889

		14,452,586

INFORMATION TECHNOLOGY (8.1%)
Aerohive Networks, Inc.*	18,542	110,881
Ambarella, Inc.*	4,090	236,361
Analog Devices, Inc.	4,892	275,958
Anixter International, Inc.*	2,419	139,770
Apple, Inc.	23,706	2,614,772
ARRIS Group, Inc.*	7,735	200,878
Automatic Data Processing, Inc.	5,202	418,033
Blackhawk Network Hldgs., Inc.*	5,080	215,341
Broadcom Corp. Cl A	6,114	314,443
CalAmp Corp.*	26,697	429,555
Cavium, Inc.*	5,518	338,640
Cirrus Logic, Inc.*	2,680	84,447
Cisco Systems, Inc.	23,117	606,821
Cognex Corp	2,391	82,179
comScore, Inc.*	6,323	291,806
Cornerstone OnDemand, Inc.*	2,960	97,680
CyberArk Software Ltd.*	2,558	128,258
DTS, Inc.*	4,783	127,706
Envestnet, Inc.*	2,761	82,747
Euronet Worldwide, Inc.*	2,204	163,294
F5 Networks, Inc.*	1,485	171,963
Facebook, Inc. Cl A*	8,302	746,350
FARO Technologies, Inc.*	7,678	268,730
Globant SA*	6,139	187,792
Google, Inc. Cl A*	1,157	738,594
Google, Inc. Cl C*	1,160	705,761
Guidewire Software, Inc.*	3,197	168,098
Hortonworks, Inc.*	2,925	64,028
Imation Corp.*	24,758	52,735
Imperva, Inc.*	5,748	376,379
Intel Corp.	11,918	359,209
j2 Global, Inc.	3,130	221,761
KLA-Tencor Corp.	2,609	130,450
LogMeIn, Inc.*	7,639	520,674
Manhattan Associates, Inc.*	4,616	287,577
MasterCard, Inc. Cl A	6,601	594,882
MAXIMUS, Inc.	3,671	218,645
MaxLinear, Inc. Cl A*	35,818	445,576
Micron Technology, Inc.*	8,590	128,678
Microsoft Corp.	26,468	1,171,474
MKS Instruments, Inc.	5,697	191,020
Monolithic Power Systems, Inc.	7,611	389,683
Nanometrics, Inc.*	6,851	83,171
NeuStar, Inc. Cl A*	9,455	257,271
New Relic, Inc.*	4,384	167,074
Nimble Storage, Inc.*	8,283	199,786
Nova Measuring Instruments Ltd.*	10,616	102,126
Oracle Corp.	16,658	601,687
Paycom Software, Inc.*	4,280	153,695
Perficient, Inc.*	5,867	90,528
Plexus Corp.*	3,332	128,549
Proofpoint, Inc.*	11,992	723,357

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Qlik Technologies, Inc.*	9,836	358,522
QLogic Corp.*	14,249	146,052
QUALCOMM, Inc.	9,418	506,029
Richardson Electronics Ltd.	45,433	267,600
Rogers Corp.*	7,460	396,722
Ruckus Wireless, Inc.*	23,576	280,083
Salesforce.com, inc.*	14,642	1,016,594
Synaptics, Inc.*	1,652	136,224
Synchronoss Technologies, Inc.*	4,100	134,480
SYNNEX Corp.	3,900	331,734
Teradata Corp.*	4,870	141,035
Texas Instruments, Inc.	5,747	284,591
Tyler Technologies, Inc.*	1,920	286,675
Verint Systems, Inc.*	3,591	154,952
Virtusa Corp.*	3,260	167,271
Western Digital Corp.	6,955	552,505
Xura, Inc.*	10,310	230,738
Yahoo!, Inc.*	9,052	261,693

		23,260,373

MATERIALS (1.4%)
A. Schulman, Inc.	8,279	268,819
Ball Corp.	6,901	429,242
Boise Cascade Co.*	6,280	158,382
Calgon Carbon Corp.	10,560	164,525
CF Industries Hldgs., Inc.	6,330	284,217
Dow Chemical Co.	9,280	393,472
Eastman Chemical Co.	7,281	471,226
Ferro Corp.*	17,755	194,417
FMC Corp.	2,087	70,770
Freeport-McMoRan Copper & Gold, Inc.	9,466	91,726
Kaiser Aluminum Corp.	8,481	680,600
Kraton Performance Polymers, Inc.*	10,415	186,429
PolyOne Corp.	6,521	191,326

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Schnitzer Steel Industries, Inc. Cl A	5,470	74,064
Silgan Hldgs., Inc.	6,218	323,585

		3,982,800

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	22,436	730,965
Consolidated Comms. Hldgs., Inc.	6,977	134,447
IDT Corp. Cl B	1,126	16,102
inContact, Inc.*	37,501	281,633
ORBCOMM, Inc.*	54,922	306,465
Shenandoah Telecommunications Co.	6,311	270,174
Verizon Communications, Inc.	9,524	414,389

		2,154,175

UTILITIES (1.4%)
Ameren Corp.	2,548	107,704
Avista Corp.	9,191	305,601
Black Hills Corp.	3,402	140,639
Dominion Resources, Inc.	7,931	558,184
Edison International	4,587	289,302
Idacorp, Inc.	5,556	359,529
Northwest Natural Gas Co.	11,982	549,255
NorthWestern Corp.	4,049	217,958
PNM Resources, Inc.	10,493	294,329
Portland General Electric Co.	6,646	245,703
PPL Corp.	5,086	167,279
Public Svc. Enterprise Group, Inc.	8,935	376,700
Sempra Energy	4,172	403,516

		4,015,699

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $98,091,070) 43.6%		124,874,633

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.17	12/31/15	500,000	499,788

U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	0.08	12/16/15	800,000	799,865
FHLB	A-1+	0.12	10/07/15	600,000	599,988
FHLB	A-1+	0.12	10/23/15	700,000	699,949
FHLB	A-1+	0.15	10/30/15	500,000	499,940
FHLB	A-1+	0.08	12/16/15	500,000	499,916
FNMA	A-1+	0.14	10/21/15	600,000	599,953

					3,699,611

COMMERCIAL PAPER (0.4%)
Abbott Laboratories†	A-1+	0.14	11/09/15	1,000,000	999,848
Danaher Corp.†	A-1	0.27	10/09/15	250,000	249,985

					1,249,833

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,449,232) 1.9%					5,449,232

TOTAL ACTIVE ASSETS (Cost: $103,540,302) 45.5%					130,323,865

TOTAL INVESTMENTS (Cost: $219,080,867) 99.4%					284,363,719

OTHER NET ASSETS 0.6%					1,760,245

NET ASSETS 100.0%					$286,123,964

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.2%)
Bassett Furniture Industries, Inc.	260,810	7,263,559
Carmike Cinemas, Inc.*	68,551	1,377,190
CST Brands, Inc.	75,404	2,538,099
Diamond Resorts Int’l., Inc.*	373,272	8,730,832
Eros International PLC*	17,363	472,100
FTD Companies, Inc.*	53,681	1,599,694
Houghton Mifflin Harcourt Co.*	291,540	5,921,177
Intrawest Resorts Hldgs., Inc.*	161,970	1,402,660
Ruby Tuesday, Inc.*	358,843	2,228,415
Select Comfort Corp.*	140,829	3,081,339
Stage Stores, Inc.	92,930	914,431
The Men’s Wearhouse, Inc.	86,089	3,660,504
Vista Outdoor, Inc.*	29,799	1,323,970

		40,513,970

CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	430,428	3,895,373
Farmer Brothers Co.*	120,785	3,291,391
Vector Group Ltd.	138,638	3,134,601

		10,321,365

ENERGY (3.3%)
Abraxas Petroleum Corp.*	405,830	519,462
C&J Energy Services Ltd.*	91,730	322,890
Carrizo Oil and Gas, Inc.*	49,979	1,526,359
Matrix Service Co.*	43,866	985,669
PBF Energy, Inc.	214,011	6,041,531
PDC Energy, Inc.*	46,790	2,480,338

		11,876,249

FINANCIALS (39.4%)
Agree Realty Corp.	28,566	852,695
Alexander’s, Inc.	3,892	1,455,608
Ashford Hospitality Prime, Inc.	81,305	1,140,709
Ashford Hospitality Trust, Inc.	131,137	799,936
Aspen Insurance Hldgs. Ltd.	73,138	3,398,723
BancFirst Corp.	53,871	3,399,260
Bank of Marin Bancorp	43,392	2,082,382
Banner Corp.	88,029	4,205,145
Brookline Bancorp, Inc.	345,137	3,499,689
Bryn Mawr Bank Corp.	97,072	3,016,027
Charter Financial Corp.	158,693	2,012,227
Chatham Lodging Trust	131,481	2,824,212
Chesapeake Lodging Trust	128,246	3,342,091
Colony Capital, Inc. Cl A	102,280	2,000,597
Columbia Banking System, Inc.	33,849	1,056,427
Customers Bancorp, Inc.*	130,551	3,355,161
Dime Community Bancshares	155,616	2,629,910
Eagle Bancorp, Inc.*	55,493	2,524,932
Easterly Acquisition Corp.*	278,390	2,797,820
Easterly Government Pptys.	182,960	2,918,212
EastGroup Properties, Inc.	21,646	1,172,780
Ellington Financial LLC	286,752	5,127,126
Enterprise Financial Svcs. Corp.	100,004	2,517,101
Equity Lifestyle Properties, Inc.	55,969	3,278,104
FBR & Co.	46,122	941,811
FelCor Lodging Trust, Inc.	530,785	3,752,650
First Connecticut Bancorp, Inc.	53,507	862,533
First Interstate BancSytem, Inc.	99,810	2,778,710
Flushing Financial Corp.	96,154	1,925,003
Forest City Enterprises, Inc. Cl A*	229,701	4,623,881

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Glacier Bancorp, Inc.	122,831	3,241,510
Hanmi Financial Corp.	69,342	1,747,418
Highwoods Properties, Inc.	100,759	3,904,411
Investors Bancorp, Inc.	314,900	3,885,866
Janus Capital Group, Inc.	138,753	1,887,041
Marlin Business Svcs. Corp.	154,814	2,382,587
MB Financial, Inc.	62,790	2,049,466
Northfield Bancorp, Inc.	236,553	3,597,971
Pace Hldgs. Corp.*	273,830	2,806,758
Parkway Properties, Inc.	117,474	1,827,895
Pennsylvania REIT	144,768	2,870,749
PrivateBancorp, Inc.	104,666	4,011,848
Prosperity Bancshares, Inc.	45,844	2,251,399
Selective Insurance Group, Inc.	81,292	2,524,930
Sovran Self Storage, Inc.	20,029	1,888,735
Stock Yards Bancorp, Inc.	126,272	4,589,987
SVB Financial Group*	54,211	6,263,539
Symetra Financial Corp.	228,902	7,242,459
Terreno Realty Corp.	97,270	1,910,383
The GEO Group, Inc.	70,081	2,084,209
UMB Financial Corp.	31,260	1,588,321
Urstadt Biddle Pptys., Inc. Cl A	76,931	1,441,687

		142,290,631

HEALTH CARE (4.5%)
Albany Molecular Research, Inc.*	71,862	1,251,836
Amsurg Corp.*	17,890	1,390,232
Computer Programs & Systems, Inc.	12,770	538,000
Emergent Biosolutions, Inc.*	31,430	895,441
Ensign Group, Inc.	20,847	888,708
Harvard Bioscience, Inc.*	405,872	1,534,196
Kindred Healthcare, Inc.	68,914	1,085,396
Pacific Biosciences of CA, Inc.*	200,108	732,395
QLT, Inc.*	590,210	1,569,959
Rigel Pharmaceuticals, Inc.*	137,501	339,627
Supernus Pharmaceuticals, Inc.*	252,052	3,536,290
Universal American Corp.*	155,889	1,066,281
Wright Medical Group, Inc.*	71,877	1,510,855

		16,339,216

INDUSTRIALS (12.4%)
Alaska Air Group, Inc.	63,339	5,032,284
AZZ, Inc.	100,873	4,911,506
Blount International, Inc.*	128,117	713,612
Deluxe Corp.	59,599	3,322,048
Encore Wire Corp.	100,144	3,271,704
EnPro Industries, Inc.	23,244	910,467
Miller Industries, Inc.	249,665	4,878,454
Mueller Industries, Inc.	305,921	9,049,141
Old Dominion Freight Line, Inc.*	63,843	3,894,423
Orbital ATK, Inc.	63,645	4,574,166
Steelcase, Inc.	154,898	2,851,672
Uti Worldwide, Inc.*	324,562	1,489,740

		44,899,217

INFORMATION TECHNOLOGY (9.3%)
Aerohive Networks, Inc.*	209,052	1,250,131
Anixter International, Inc.*	26,225	1,515,281
CalAmp Corp.*	128,790	2,072,231
Cirrus Logic, Inc.*	30,707	967,578
Imation Corp.*	283,072	602,943
LogMeIn, Inc.*	33,433	2,278,793
MaxLinear, Inc. Cl A*	95,450	1,187,398
MKS Instruments, Inc.	65,200	2,186,156
Nanometrics, Inc.*	73,839	896,405

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Nova Measuring Instruments Ltd.*	128,953	1,240,528
Perficient, Inc.*	66,278	1,022,670
Plexus Corp.*	36,314	1,400,994
Proofpoint, Inc.*	66,084	3,986,187
QLogic Corp.*	160,835	1,648,559
Richardson Electronics Ltd.	518,914	3,056,403
Rogers Corp.*	35,514	1,888,635
SYNNEX Corp.	44,041	3,746,127
Xura, Inc.*	116,140	2,599,213

		33,546,232

MATERIALS (4.5%)
Boise Cascade Co.*	72,580	1,830,468
Kaiser Aluminum Corp.	97,149	7,796,207
Kraton Performance Polymers, Inc.*	117,495	2,103,161
Schnitzer Steel Industries, Inc. Cl A	62,437	845,397
Silgan Hldgs., Inc.	70,653	3,676,782

		16,252,015

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.	79,843	1,538,575
IDT Corp. Cl B	12,643	180,795
ORBCOMM, Inc.*	296,602	1,655,039

		3,374,409

UTILITIES (5.3%)
Avista Corp.	99,799	3,318,317
Black Hills Corp.	38,471	1,590,391
Idacorp, Inc.	63,669	4,120,021
Northwest Natural Gas Co.	42,635	1,954,388
NorthWestern Corp.	45,686	2,459,277
PNM Resources, Inc.	113,917	3,195,372
Portland General Electric Co.	72,020	2,662,579

		19,300,345

TOTAL COMMON STOCKS (Cost: $287,723,341) 93.7%		338,713,649

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.19	12/31/15	900,000	899,565

U.S. GOVERNMENT AGENCIES (3.2%)
FHLB	A-1+	0.08	12/16/15	3,500,000	3,499,409
FHLB	A-1+	0.10	10/16/15	2,100,000	2,099,912
FHLB	A-1+	0.15	11/04/15	3,200,000	3,199,547
FHLB	A-1+	0.16	11/04/15	1,700,000	1,699,743
FNMA	A-1+	0.14	10/19/15	1,200,000	1,199,916

					11,698,527

COMMERCIAL PAPER (1.8%)
Danaher Corp.†	A-1	0.20	10/19/15	3,800,000	3,799,621
Nestle Capital Corp.†	A-1+	0.12	10/05/15	500,000	499,993
Wal-Mart Stores, Inc.†	A-1+	0.14	11/16/15	2,250,000	2,249,597

					6,549,211

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,147,303) 5.3%					19,147,303

TOTAL INVESTMENTS (Cost: $306,870,644) 99.0%					357,860,952

OTHER NET ASSETS 1.0%					3,689,043

NET ASSETS 100.0%					$361,549,995

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.6%)
2U, Inc.*	70,375	2,526,463
Carmike Cinemas, Inc.*	171,924	3,453,943
CST Brands, Inc.	220,182	7,411,334
Diamond Resorts Int’l., Inc.*	188,968	4,419,952
Drew Industries, Inc.	47,164	2,575,642
Eros International PLC*	100,197	2,724,346
Five Below, Inc.*	111,460	3,742,834
Haverty Furniture Cos., Inc.	201,738	4,736,813
Houghton Mifflin Harcourt Co.*	147,006	2,985,688
HSN, Inc.	38,401	2,198,068
Intrawest Resorts Hldgs., Inc.*	206,722	1,790,209
Panera Bread Co. Cl A*	14,236	2,753,385
Performance Sports Group Ltd.*	236,548	3,174,474
Popeyes Louisiana Kitchen, Inc.*	55,981	3,155,061
Red Robin Gourmet Burgers, Inc.*	46,001	3,484,093
Select Comfort Corp.*	189,345	4,142,858
Sotheby’s	39,834	1,273,898
Steve Madden Ltd.*	123,517	4,523,207
The Men’s Wearhouse, Inc.	88,524	3,764,036
Vista Outdoor, Inc.*	37,655	1,673,012

		66,509,316

CONSUMER STAPLES (2.0%)
Boston Beer Co., Inc. Cl A*	6,775	1,426,883
Village Super Market, Inc. Cl A	93,968	2,218,594
WD-40 Co.	46,748	4,163,844

		7,809,321

ENERGY (1.2%)
Matador Resources Co.*	125,645	2,605,877
Synergy Resources Corp.*	202,157	1,981,140

		4,587,017

FINANCIALS (8.0%)
Bank of the Ozarks, Inc.	41,825	1,830,262
Chesapeake Lodging Trust	77,540	2,020,692
Heritage Financial Corp.	149,827	2,819,744
Investors Bancorp, Inc.	351,045	4,331,897
iShares Micro-Cap ETF	16,299	1,136,876
iShares Russell 2000 Growth ETF	10,000	1,339,700
Pinnacle Financial Partners, Inc.	33,025	1,631,765
QTS Realty Trust, Inc.	86,689	3,787,442
Sabra Health Care REIT, Inc.	127,314	2,951,148
Safety Insurance Group, Inc.	84,496	4,575,458
Silvercrest Asset Mgmt. Group, Inc. Cl A	90,067	973,619
Starwood Property Trust, Inc.	92,613	1,900,417
Stifel Financial Corp.*	59,798	2,517,513

		31,816,533

HEALTH CARE (23.3%)
Abiomed, Inc.*	58,988	5,471,732
Acadia Healthcare Co., Inc.*	51,385	3,405,284
ACADIA Pharmaceuticals, Inc.*	70,134	2,319,331
Acceleron Pharma, Inc.*	39,333	979,392
Acorda Therapeutics, Inc.*	59,250	1,570,718
Agios Pharmaceuticals, Inc.*	15,589	1,100,428
Aimmune Therapeutics, Inc.*	38,065	963,806
Albany Molecular Research, Inc.*	54,879	955,992
Alnylam Pharmaceuticals, Inc.*	19,379	1,557,296
Anacor Pharmaceuticals, Inc.*	22,746	2,677,432
Ani Pharmaceuticals, Inc.*	27,240	1,076,252
Anika Therapeutics, Inc.*	64,193	2,043,263

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

BioSpecifics Technologies Corp.*	50,975	2,219,452
Cambrex Corp.*	30,393	1,205,994
Cardiovascular Systems, Inc.*	56,080	888,307
Catalent, Inc.*	46,321	1,125,600
Cepheid, Inc.*	49,815	2,251,629
Clovis Oncology, Inc.*	15,245	1,401,930
DexCom, Inc.*	43,672	3,749,678
Dyax Corp.*	75,936	1,449,618
Emergent Biosolutions, Inc.*	145,063	4,132,845
Ensign Group, Inc.	57,848	2,466,069
Entellus Medical, Inc.*	23,717	427,380
Exact Sciences Corp.*	112,285	2,020,004
GW Pharmaceuticals PLC ADR*	7,144	652,775
Insulet Corp.*	73,084	1,893,593
Intersect ENT, Inc.*	47,190	1,104,246
Karyopharm Therapeutics, Inc.*	49,867	525,102
Kite Pharma, Inc.*	14,771	822,449
Lannett Co., Inc.*	33,047	1,372,111
Medicines Co.*	40,923	1,553,441
Medidata Solutions, Inc.*	52,055	2,192,032
Neogen Corp.*	43,560	1,959,764
Neurocrine Biosciences, Inc.*	64,606	2,570,673
NuVasive, Inc.*	19,351	933,105
Omeros Corp.*	104,839	1,149,034
Omnicell, Inc.*	104,831	3,260,257
Pacira Pharmaceuticals, Inc.*	21,760	894,344
PAREXEL International Corp.*	43,836	2,714,307
PTC Therapeutics, Inc.*	16,268	434,356
Radius Health, Inc.*	28,073	1,945,740
Sarepta Therapeutics, Inc.*	54,102	1,737,218
Sorrento Therapeutics, Inc.*	119,674	1,004,065
STAAR Surgical Co.*	194,843	1,511,982
Supernus Pharmaceuticals, Inc.*	232,141	3,256,935
Team Health Hldgs., Inc.*	61,141	3,303,443
TESARO, Inc.*	18,340	735,434
Ultragenyx Pharmaceutical, Inc.*	29,943	2,883,810
WellCare Health Plans, Inc.*	50,258	4,331,217
Wright Medical Group, Inc.*	42,980	903,440

		93,104,305

INDUSTRIALS (11.8%)
Allegiant Travel Co.	21,098	4,562,443
Astronics Corp.*	120,767	4,882,615
AZZ, Inc.	87,996	4,284,535
CEB, Inc.	37,309	2,549,724
Covenant Transport, Inc. Cl A*	112,695	2,025,129
EnPro Industries, Inc.	60,733	2,378,908
Forward Air Corp.	55,010	2,282,365
Generac Hldgs., Inc.*	58,800	1,769,292
Healthcare Svcs. Group, Inc.	114,725	3,866,226
Miller (Herman), Inc.	65,694	1,894,615
Mueller Water Products, Inc. Cl A	379,021	2,903,300
Sun Hydraulics Corp.	103,311	2,837,939
Teledyne Technologies, Inc.*	37,873	3,419,959
The Advisory Board Co.*	87,257	3,973,684
Trex Co., Inc.*	104,260	3,474,982

		47,105,716

INFORMATION TECHNOLOGY (23.9%)
Ambarella, Inc.*	49,389	2,854,190
ARRIS Group, Inc.*	93,415	2,425,988
Blackhawk Network Hldgs., Inc.*	60,738	2,574,663
CalAmp Corp.*	186,228	2,996,409

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Cavium, Inc.*	65,027	3,990,719
Cognex Corp	29,904	1,027,800
comScore, Inc.*	76,246	3,518,730
Cornerstone OnDemand, Inc.*	34,317	1,132,461
CyberArk Software Ltd.*	32,040	1,606,486
DTS, Inc.*	57,680	1,540,056
Envestnet, Inc.*	32,894	985,833
Euronet Worldwide, Inc.*	26,689	1,977,388
FARO Technologies, Inc.*	92,496	3,237,360
Globant SA*	73,160	2,237,964
Guidewire Software, Inc.*	38,864	2,043,443
Hortonworks, Inc.*	36,385	796,468
Imperva, Inc.*	69,368	4,542,243
j2 Global, Inc.	37,086	2,627,543
LogMeIn, Inc.*	56,681	3,863,391
Manhattan Associates, Inc.*	54,627	3,403,243
MAXIMUS, Inc.	44,112	2,627,305
MaxLinear, Inc. Cl A*	319,559	3,975,309
Monolithic Power Systems, Inc.	89,919	4,603,856
NeuStar, Inc. Cl A*	112,520	3,061,669
New Relic, Inc.*	52,759	2,010,645
Nimble Storage, Inc.*	100,733	2,429,680
Paycom Software, Inc.*	51,555	1,851,340
Proofpoint, Inc.*	76,963	4,642,389
Qlik Technologies, Inc.*	118,763	4,328,919
Rogers Corp.*	52,845	2,810,292
Ruckus Wireless, Inc.*	284,446	3,379,218
Synaptics, Inc.*	18,527	1,527,736
Synchronoss Technologies, Inc.*	47,514	1,558,459
Tyler Technologies, Inc.*	23,192	3,462,798
Verint Systems, Inc.*	42,187	1,820,373
Virtusa Corp.*	39,347	2,018,895

		95,491,261

MATERIALS (2.5%)
A. Schulman, Inc.	99,107	3,217,988
Calgon Carbon Corp.	128,480	2,001,718
Ferro Corp.*	218,185	2,389,126
PolyOne Corp.	77,676	2,279,017

		9,887,849

TELECOMMUNICATION SERVICES (2.2%)
inContact, Inc.*	461,337	3,464,641
ORBCOMM, Inc.*	351,595	1,961,900
Shenandoah Telecommunications Co.	75,083	3,214,308

		8,640,849

UTILITIES (1.1%)
Northwest Natural Gas Co.	97,320	4,461,149

TOTAL COMMON STOCKS (Cost: $341,759,992) 92.6%		369,413,316

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.07	11/19/15	700,000	699,932

U.S. GOVERNMENT AGENCIES (2.5%)
FHLB	A-1+	0.08	12/16/15	8,200,000	8,198,615
FHLB	A-1+	0.10	10/09/15	800,000	799,982
FHLB	A-1+	0.12	10/07/15	1,000,000	999,980

					9,998,577

COMMERCIAL PAPER (2.5%)
Abbott Laboratories†	A-1+	0.14	11/09/15	1,200,000	1,199,818
Nestle Capital Corp.†	A-1+	0.12	10/05/15	700,000	699,991
Nestle Capital Corp.†	A-1+	0.13	10/14/15	3,800,000	3,799,822
Washington Gas Light Co.	A-1	0.12	10/01/15	4,200,000	4,200,000

					9,899,631

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,598,140) 5.2%					20,598,140

TOTAL INVESTMENTS (Cost: $362,358,132) 97.8%					390,011,456

OTHER NET ASSETS 2.2%					8,718,467

NET ASSETS 100.0%					$398,729,923

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
CST Brands, Inc.	17,956	604,399
Diamond Resorts Int’l., Inc.*	53,305	1,246,804
Dillard’s, Inc. Cl A	7,895	689,944
Jarden Corp.*	12,897	630,405
Liberty Interactive Corp Cl A*	15,867	416,191
Macy’s, Inc.	6,919	355,083
MSG Networks, Inc.*	10,650	213,000
Taylor Morrison Home Corp. Cl A*	12,243	228,454
Wiley (John) & Sons, Inc. Cl A	12,799	640,334

		5,024,614

CONSUMER STAPLES (4.2%)
Constellation Brands, Inc. Cl A	7,519	941,454
Edgewell Personal Care Co.	7,185	586,296
Energizer Hldgs., Inc.	7,185	278,131
Ingredion, Inc.	11,357	991,580
Vector Group Ltd.	25,972	587,221

		3,384,682

ENERGY (6.5%)
Atwood Oceanics, Inc.	16,762	248,245
Cameron International Corp.*	9,384	575,427
Cheniere Energy, Inc.*	9,960	481,068
Hess Corp.	7,260	363,436
MarkWest Energy Partners LP	4,410	189,233
MPLX LP	7,350	280,844
Noble Energy, Inc.	24,278	732,710
PBF Energy, Inc.	36,629	1,034,037
Range Resources Corp.	17,210	552,785
Tesoro Corp.	8,129	790,464

		5,248,249

FINANCIALS (33.5%)
Alexander’s, Inc.	1,034	386,716
American Financial Group, Inc.	24,503	1,688,502
Ameriprise Financial, Inc.	15,623	1,704,934
Aon PLC	10,584	937,848
Apartment Investment & Management Co. Cl A	14,959	553,782
Associated Banc-Corp.	45,648	820,295
Assurant, Inc.	4,612	364,394
BOK Financial Corp.	9,453	611,704
Brandywine Realty Trust	42,191	519,793
CBL & Associates Pptys., Inc.	28,544	392,480
CIT Group, Inc.	10,414	416,872
Comerica, Inc.	6,058	248,984
DDR Corp.	25,470	391,729
Discover Financial Svcs.	16,715	869,013
Duke Realty Corp.	46,529	886,377
Equity Lifestyle Properties, Inc.	12,468	730,251
Everest Re Group Ltd.	5,652	979,718
Fifth Third Bancorp	42,465	803,013
First Niagara Financial Group, Inc.	33,210	339,074
General Growth Pptys., Inc.	27,431	712,383
Hartford Financial Svcs. Group, Inc.	26,111	1,195,362
Home Properties, Inc.	13,120	980,720
Host Hotels & Resorts, Inc.	44,839	708,905
Huntington Bancshares, Inc.	37,018	392,391
KeyCorp	71,319	927,860
Kilroy Realty Corp.	7,941	517,436
Lincoln National Corp.	19,166	909,618
Progressive Corp.	21,589	661,487

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

ProLogis, Inc.	17,883	695,649
Reinsurance Grp. of America, Inc.	11,258	1,019,862
RLJ Lodging Trust	26,344	665,713
Starwood Property Trust, Inc.	21,119	433,362
SVB Financial Group*	4,593	530,675
Vornado Realty Trust	11,850	1,071,477
Voya Financial, Inc.	24,956	967,544
Welltower, Inc.	8,403	569,051
Weyerhaeuser Co.	14,356	392,493

		26,997,467

HEALTH CARE (7.9%)
Agilent Technologies, Inc.	14,639	502,557
Boston Scientific Corp.*	54,286	890,833
Cardinal Health, Inc.	11,152	856,697
CIGNA Corp.	4,585	619,067
HCA Hldgs., Inc.*	11,888	919,656
Humana, Inc.	3,420	612,180
MEDNAX, Inc.*	11,429	877,633
Mylan N.V.*	11,583	466,332
Zimmer Biomet Hldgs., Inc.	6,840	642,481

		6,387,436

INDUSTRIALS (8.7%)
Alaska Air Group, Inc.	16,943	1,346,121
AZZ, Inc.	5,666	275,878
L-3 Communications Hldgs., Inc.	9,725	1,016,457
Old Dominion Freight Line, Inc.*	17,932	1,093,852
Orbital ATK, Inc.	10,264	737,674
Oshkosh Corp.	22,655	823,056
Snap-on, Inc.	4,089	617,194
Triumph Group, Inc.	18,065	760,175
United Rentals, Inc.*	6,066	364,263

		7,034,670

INFORMATION TECHNOLOGY (10.5%)
Analog Devices, Inc.	9,350	527,434
ARRIS Group, Inc.*	15,390	399,678
Avago Technologies Ltd.	10,064	1,258,101
Avnet, Inc.	16,581	707,677
Broadcom Corp. Cl A	16,105	828,280
CA, Inc.	22,075	602,648
Computer Sciences Corp.	11,791	723,732
F5 Networks, Inc.*	1,733	200,681
Fidelity Nat’l. Information Svcs., Inc.	9,087	609,556
FireEye, Inc.*	7,593	241,609
Harris Corp.	8,677	634,723
NXP Semiconductors N.V.*	2,420	210,709
SS&C Technologies Hldgs., Inc.	3,220	225,529
Symantec Corp.	14,248	277,409
Western Digital Corp.	6,475	514,374
Xerox Corp.	48,212	469,103

		8,431,243

MATERIALS (6.8%)
Ashland, Inc.	3,630	365,251
CF Industries Hldgs., Inc.	7,360	330,464
Crown Hldgs., Inc.*	30,019	1,373,369
Eastman Chemical Co.	13,709	887,246
International Paper Co.	19,330	730,481
Packaging Corp. of America	22,331	1,343,433
RPM International, Inc.	11,582	485,170

		5,515,414

UTILITIES (11.1%)
Ameren Corp.	17,204	727,213
Atmos Energy Corp.	16,659	969,221

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Consolidated Edison, Inc.	10,877	727,127
Edison International	18,428	1,162,254
Entergy Corp.	8,171	531,932
Eversource Energy	9,997	506,048
FirstEnergy Corp.	18,086	566,273
Great Plains Energy, Inc.	33,163	896,064
PPL Corp.	26,935	885,892
Public Svc. Enterprise Group, Inc.	24,476	1,031,908
Sempra Energy	4,449	430,307
Westar Energy, Inc.	12,970	498,567

		8,932,806

TOTAL COMMON STOCKS (Cost: $67,437,627) 95.4%		76,956,581

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.17	12/31/15	500,000	499,788

U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	A-1+	0.08	12/16/15	500,000	499,916
FHLB	A-1+	0.15	10/16/15	355,000	354,978
FHLB	A-1+	0.15	10/30/15	300,000	299,964

					1,154,858

COMMERCIAL PAPER (2.1%)
Abbott Laboratories†	A-1+	0.14	11/09/15	700,000	699,894
Toyota Motor Credit Corp.	A-1+	0.22	10/28/15	1,000,000	999,835

					1,699,729

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,354,375) 4.2%					3,354,375

TOTAL INVESTMENTS (Cost: $70,792,002) 99.6%					80,310,956

OTHER NET ASSETS 0.4%					344,866

NET ASSETS 100.0%					$80,655,822

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aaron’s, Inc.	40,701	1,469,713
Abercrombie & Fitch Co. Cl A	43,919	930,644
AMC Networks, Inc. Cl A*	38,248	2,798,606
American Eagle Outfitters, Inc.	113,722	1,777,475
Apollo Education Group, Inc.*	63,633	703,781
Ascena Retail Group, Inc.*	107,746	1,498,744
Big Lots, Inc.	32,800	1,571,776
Brinker International, Inc.	37,965	1,999,617
Brunswick Corp.	57,875	2,771,634
Buffalo Wild Wings, Inc.*	11,965	2,314,390
Cabela’s, Inc.*	31,341	1,429,150
Cable One, Inc.*	2,800	1,174,376
Carter’s, Inc.	32,824	2,975,167
Cheesecake Factory, Inc.	28,457	1,535,540
Chico’s FAS, Inc.	87,877	1,382,305
Cinemark Hldgs., Inc.	66,432	2,158,376
Cracker Barrel Old Country Store, Inc.	15,135	2,229,083
CST Brands, Inc.	47,473	1,597,941
Dana Hldg. Corp.	100,864	1,601,720
Deckers Outdoor Corp.*	20,423	1,185,759
Devry Education Group Inc.	36,017	980,023
Dick’s Sporting Goods, Inc.	59,019	2,927,933
Domino’s Pizza, Inc.	34,630	3,736,923
DreamWorks Animation SKG Cl A*	44,691	779,858
Dunkin’ Brands Group, Inc.	60,011	2,940,539
Foot Locker, Inc.	87,994	6,332,928
Gentex Corp.	184,651	2,862,091
Graham Hldgs. Co. Cl B	2,828	1,631,756
Guess?, Inc.	41,165	879,284
HSN, Inc.	20,477	1,172,103
International Speedway Corp. Cl A	16,726	530,549
Jack in the Box, Inc.	23,035	1,774,616
Jarden Corp.*	124,912	6,105,699
Kate Spade & Co.*	80,577	1,539,826
KB Home	57,700	781,835
Live Nation Entertainment, Inc.*	91,536	2,200,525
LKQ Corp.*	191,926	5,443,021
MDC Hldgs., Inc.	24,717	647,091
Meredith Corp.	23,680	1,008,294
Murphy USA, Inc.*	25,480	1,400,126
New York Times Co. Cl A	79,605	940,135
NVR, Inc.*	2,411	3,677,305
Office Depot, Inc.*	311,320	1,998,674
Panera Bread Co. Cl A*	15,412	2,980,835
Penney (J.C.) Co., Inc.*	192,076	1,784,386
Polaris Industries, Inc.	38,837	4,655,391
Rent-A-Center, Inc.	33,457	811,332
Service Corp. International	126,165	3,419,072
Skechers U.S.A., Inc. Cl A*	26,926	3,610,238
Sotheby’s	39,157	1,252,241
Tempur Sealy Int’l., Inc.*	39,027	2,787,699
The Wendy’s Co.	146,071	1,263,514
Thor Industries, Inc.	28,749	1,489,198
Time, Inc.	68,823	1,311,078
Toll Brothers, Inc.*	102,442	3,507,614
TRI Pointe Group, Inc.*	92,357	1,208,953
Tupperware Brands Corp.	31,382	1,553,095
Vista Outdoor, Inc.*	39,724	1,764,937
Wiley (John) & Sons, Inc. Cl A	31,046	1,553,231
Williams-Sonoma, Inc.	53,184	4,060,598

		126,410,343

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CONSUMER STAPLES (4.3%)
Avon Products, Inc.	273,420	888,615
Boston Beer Co., Inc. Cl A*	6,113	1,287,459
Casey’s General Stores, Inc.	24,626	2,534,508
Church & Dwight Co., Inc.	82,530	6,924,263
Dean Foods Co.	59,209	978,133
Edgewell Personal Care Co.	39,159	3,195,374
Energizer Hldgs., Inc.	39,076	1,512,632
Flowers Foods, Inc.	116,686	2,886,812
Hain Celestial Group, Inc.*	64,505	3,328,458
Ingredion, Inc.	45,048	3,933,141
Lancaster Colony Corp.	12,196	1,188,866
Post Hldgs., Inc.*	38,228	2,259,275
SUPERVALU, Inc.*	166,682	1,196,777
Tootsie Roll Industries, Inc.	11,270	352,639
TreeHouse Foods, Inc.*	27,111	2,108,965
United Natural Foods, Inc.*	31,541	1,530,054
WhiteWave Foods Co. Cl A*	110,912	4,453,117

		40,559,088

ENERGY (3.3%)
Atwood Oceanics, Inc.	37,013	548,163
California Resources Corp.	202,836	527,374
Denbury Resources, Inc.	225,851	551,076
Dril-Quip, Inc.*	24,328	1,416,376
Energen Corp.	49,852	2,485,621
Gulfport Energy Corp.*	67,950	2,016,756
Helix Energy Solutions Group*	61,961	296,793
HollyFrontier Corp.	119,635	5,842,973
Nabors Industries Ltd.	185,069	1,748,902
Noble Corp. PLC	154,165	1,681,940
Oceaneering Int’l., Inc.	61,668	2,422,319
Oil States International, Inc.*	32,480	848,702
Patterson-UTI Energy, Inc.	93,391	1,227,158
QEP Resources, Inc.	101,133	1,267,196
Rowan Companies PLC Cl A	79,585	1,285,298
SM Energy Co.	42,652	1,366,570
Superior Energy Services, Inc.	94,985	1,199,661
Western Refining, Inc.	44,956	1,983,459
World Fuel Services Corp.	45,291	1,621,418
WPX Energy, Inc.*	146,927	972,657

		31,310,412

FINANCIALS (25.6%)
Alexander & Baldwin, Inc.	28,955	994,025
Alexandria Real Estate Equities, Inc.	45,588	3,859,936
Alleghany Corp.*	10,054	4,706,378
American Campus Communities, Inc.	71,064	2,575,359
American Financial Group, Inc.	45,247	3,117,971
Aspen Insurance Hldgs. Ltd.	38,379	1,783,472
Associated Banc-Corp.	94,755	1,702,747
BancorpSouth, Inc.	54,988	1,307,065
Bank of Hawaii Corp.	27,410	1,740,261
Bank of the Ozarks, Inc.	49,241	2,154,786
Berkley (W.R.) Corp.	62,151	3,379,150
BioMed Realty Trust, Inc.	127,315	2,543,754
Brown & Brown, Inc.	73,650	2,280,941
Camden Property Trust	54,789	4,048,907
Care Capital Pptys., Inc.	52,264	1,721,054
Cathay General Bancorp	48,439	1,451,232
CBOE Holdings, Inc.	51,961	3,485,544
City National Corp.	30,547	2,689,969
CNO Financial Group, Inc.	121,182	2,279,433
Commerce Bancshares, Inc.	50,644	2,307,341
Communications Sales & Leasing*	75,464	1,350,806

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Corporate Office Pptys. Trust	59,591	1,253,199
Corrections Corp. of America	73,997	2,185,871
Cullen/Frost Bankers, Inc.	35,055	2,228,797
Douglas Emmett, Inc.	87,539	2,514,120
Duke Realty Corp.	217,887	4,150,747
East West Bancorp, Inc.	90,497	3,476,895
Eaton Vance Corp.	73,864	2,468,535
Endurance Specialty Hldgs. Ltd.	38,206	2,331,712
Equity One, Inc.	46,527	1,132,467
Everest Re Group Ltd.	27,809	4,820,412
Extra Space Storage, Inc.	77,376	5,970,332
Federal Realty Investment Trust	43,633	5,953,723
Federated Investors, Inc. Cl B	59,869	1,730,214
First American Financial Corp.	68,439	2,673,912
First Horizon National Corp.	147,666	2,093,904
First Niagara Financial Group, Inc.	223,900	2,286,019
FirstMerit Corp.	104,448	1,845,596
Fulton Financial Corp.	110,232	1,333,807
Gallagher (Arthur J.) & Co.	109,847	4,534,484
Hancock Hldg. Co.	49,164	1,329,886
Hanover Insurance Group, Inc.	27,860	2,164,722
HCC Insurance Hldgs., Inc.	60,280	4,669,892
Highwoods Properties, Inc.	59,412	2,302,215
Home Properties, Inc.	36,570	2,733,608
Hospitality Properties Trust	95,488	2,442,583
International Bancshares Corp.	35,266	882,708
Janus Capital Group, Inc.	92,967	1,264,351
Jones Lang LaSalle, Inc.	28,319	4,071,423
Kemper Corp.	30,637	1,083,631
Kilroy Realty Corp.	58,126	3,787,490
Lamar Advertising Co. Cl A	51,665	2,695,880
LaSalle Hotel Propertie	71,146	2,019,835
Liberty Property Trust	94,638	2,982,043
Mack-Cali Realty Corp.	56,286	1,062,680
Mercury General Corp.	22,940	1,158,699
Mid-America Apt. Communities, Inc.	47,534	3,891,609
MSCI, Inc. Cl A	61,966	3,684,498
National Retail Pptys., Inc.	84,825	3,076,603
New York Community Bancorp, Inc.	279,966	5,056,186
Old Republic Int’l. Corp.	152,365	2,382,989
Omega Healthcare Investors, Inc.	102,243	3,593,841
PacWest Bancorp	64,309	2,753,068
Potlatch Corp.	25,676	739,212
Primerica, Inc.	31,194	1,405,914
Prosperity Bancshares, Inc.	41,528	2,039,440
Raymond James Financial, Inc.	80,536	3,997,002
Rayonier, Inc.	79,391	1,752,159
Regency Centers Corp.	59,405	3,692,021
Reinsurance Grp. of America, Inc.	41,896	3,795,359
RenaissanceRe Hldgs. Ltd.	28,956	3,078,602
SEI Investments Co.	87,509	4,220,559
Senior Housing Pptys. Trust	149,816	2,427,019
Signature Bank*	31,972	4,398,068
SLM Corp.*	268,348	1,985,775
Sovran Self Storage, Inc.	22,562	2,127,597
StanCorp Financial Group, Inc.	26,644	3,042,745
Stifel Financial Corp.*	43,729	1,840,991
SVB Financial Group*	32,381	3,741,301
Synovus Financial Corp.	83,226	2,463,490
Tanger Factory Outlet Centers, Inc.	60,500	1,994,685
Taubman Centers, Inc.	38,385	2,651,636
TCF Financial Corp.	106,339	1,612,099
Trustmark Corp.	42,632	987,783
UDR, Inc.	165,330	5,700,578

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Umpqua Hldgs. Corp.	139,186	2,268,732
Urban Edge Pptys.	58,233	1,257,250
Valley National Bancorp	146,789	1,444,404
Waddell & Reed Financial, Inc. Cl A	52,522	1,826,190
Washington Federal, Inc.	59,140	1,345,435
Webster Financial Corp.	58,002	2,066,611
Weingarten Realty Investors	71,998	2,383,854
WisdomTree Investments, Inc.	72,012	1,161,554
WP Glimcher, Inc.	116,961	1,363,765

		242,367,147

HEALTH CARE (8.9%)
Akorn, Inc.*	50,082	1,427,587
Align Technology, Inc.*	45,738	2,596,089
Allscripts Healthcare Solutions, Inc.*	119,038	1,476,071
Bio-Rad Laboratories, Inc. Cl A*	13,029	1,749,925
Bio-Techne Corp.	23,264	2,150,989
Catalent, Inc.*	61,755	1,500,647
Centene Corp.*	74,791	4,055,916
Charles River Laboratories Int’l., Inc.*	29,374	1,865,836
Community Health Systems, Inc.*	74,165	3,172,037
Cooper Companies, Inc.	30,557	4,548,715
Halyard Health, Inc.*	29,411	836,449
Health Net, Inc.*	48,602	2,926,812
Hill-Rom Hldgs., Inc.	35,431	1,842,058
Hologic, Inc.*	154,599	6,049,459
IDEXX Laboratories, Inc.*	57,808	4,292,244
LifePoint Health, Inc.*	27,993	1,984,704
MEDNAX, Inc.*	59,356	4,557,947
Mettler-Toledo Int’l., Inc.*	17,481	4,977,540
Molina Healthcare, Inc.*	25,664	1,766,966
Owens & Minor, Inc.	39,732	1,269,040
PAREXEL International Corp.*	34,784	2,153,825
ResMed, Inc.	88,383	4,503,998
Sirona Dental Systems, Inc.*	35,259	3,291,075
STERIS Corp.	37,709	2,449,954
Teleflex, Inc.	26,126	3,245,110
Thoratec Corp.*	34,530	2,184,368
United Therapeutics Corp.*	28,744	3,772,363
VCA Inc.*	51,037	2,687,098
WellCare Health Plans, Inc.*	27,840	2,399,251
West Pharmaceutical Svcs, Inc.	45,427	2,458,509

		84,192,582

INDUSTRIALS (14.5%)
Acuity Brands, Inc.	27,447	4,819,144
AECOM*	95,264	2,620,713
AGCO Corp.	47,294	2,205,319
Alaska Air Group, Inc.	80,215	6,373,082
B/E Aerospace, Inc.	66,993	2,940,993
Carlisle Cos., Inc.	41,039	3,585,988
CEB, Inc.	21,170	1,446,758
CLARCOR, Inc.	31,560	1,504,781
Clean Harbors, Inc.*	33,389	1,468,114
Con-way, Inc.	36,069	1,711,474
Copart, Inc.*	68,685	2,259,737
Crane Co.	31,056	1,447,520
Deluxe Corp.	31,383	1,749,288
Donaldson Co., Inc.	78,771	2,211,890
Donnelley (R.R.) & Sons Co.	131,319	1,912,005
Esterline Technologies Corp.*	19,418	1,395,960
Fortune Brands Home & Security, Inc.	100,734	4,781,843
FTI Consulting, Inc.*	26,352	1,093,872
GATX Corp.	27,146	1,198,496
Genesee & Wyoming, Inc. Cl A*	33,550	1,982,134
Graco, Inc.	36,429	2,441,836

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Granite Construction, Inc.	24,812	736,172
HNI Corp.	27,918	1,197,682
Hubbell, Inc. Cl B	31,949	2,714,068
Huntington Ingalls Industries, Inc.	30,106	3,225,858
IDEX Corp.	48,654	3,469,030
ITT Corp.	56,177	1,877,997
JetBlue Airways Corp*	197,594	5,091,997
KBR, Inc.	90,729	1,511,545
Kennametal, Inc.	49,981	1,244,027
Kirby Corp.*	34,510	2,137,895
KLX, Inc.*	33,311	1,190,535
Landstar System, Inc.	27,466	1,743,267
Lennox International, Inc.	25,259	2,862,602
Lincoln Electric Hldgs., Inc.	42,813	2,244,686
Manpowergroup, Inc.	48,324	3,957,252
Miller (Herman), Inc.	37,690	1,086,980
MSA Safety, Inc.	20,004	799,560
MSC Industrial Direct Co., Inc. Cl A	30,531	1,863,307
Nordson Corp.	36,043	2,268,546
NOW, Inc.*	68,042	1,007,022
Old Dominion Freight Line, Inc.*	44,109	2,690,649
Orbital ATK, Inc.	37,216	2,674,714
Oshkosh Corp.	49,458	1,796,809
Regal Beloit Corp.	28,183	1,590,930
Rollins, Inc.	59,360	1,595,003
Smith (A.O.) Corp.	47,578	3,101,610
Teledyne Technologies, Inc.*	22,337	2,017,031
Terex Corp.	68,481	1,228,549
Timken Co.	46,240	1,271,138
Toro Co.	34,496	2,433,348
Towers Watson & Co. Cl A	43,716	5,131,384
Trinity Industries, Inc.	97,493	2,210,166
Triumph Group, Inc.	31,120	1,309,530
Valmont Industries, Inc.	14,664	1,391,467
Wabtec Corp.	60,886	5,361,012
Waste Connections, Inc.	77,666	3,773,014
Watsco, Inc.	16,171	1,915,940
Werner Enterprises, Inc.	28,118	705,762
Woodward, Inc.	36,060	1,467,642

		137,046,673

INFORMATION TECHNOLOGY (15.6%)
3D Systems Corp.*	66,805	771,598
ACI Worldwide, Inc.*	74,329	1,569,828
Acxiom Corp.*	49,173	971,658
Advanced Micro Devices, Inc.*	398,846	686,015
ANSYS, Inc.*	56,703	4,997,802
ARRIS Group, Inc.*	84,714	2,200,023
Arrow Electronics, Inc.*	59,570	3,293,030
Atmel Corp.	263,955	2,130,117
Avnet, Inc.	84,841	3,621,014
Belden, Inc.	26,897	1,255,821
Broadridge Financial Solutions, Inc.	74,564	4,127,117
Cadence Design Systems, Inc.*	183,597	3,796,786
CDK Global, Inc.	100,748	4,813,739
Ciena Corp.*	79,737	1,652,151
Cognex Corp	54,882	1,886,294
CommVault Systems, Inc.*	26,535	901,129
Convergys Corp.	62,005	1,432,936
CoreLogic, Inc.*	56,070	2,087,486
Cree, Inc.*	64,748	1,568,844
Cypress Semiconductor Corp.	210,721	1,795,343
Diebold, Inc.	40,866	1,216,581
DST Systems, Inc.	21,288	2,238,220
FactSet Research Systems, Inc.	26,030	4,159,854

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Fair Isaac Corp.	19,648	1,660,256
Fairchild Semiconductor Int’l., Inc.*	72,651	1,020,020
FEI Company	26,272	1,918,907
Fortinet, Inc.*	91,513	3,887,472
Gartner, Inc.*	52,280	4,387,860
Global Payments, Inc.	40,959	4,699,226
Henry (Jack) & Associates, Inc.	51,084	3,555,957
Ingram Micro, Inc. Cl A	98,037	2,670,528
Integrated Device Technology, Inc.*	93,470	1,897,441
InterDigital, Inc.	22,660	1,146,596
Intersil Corp. Cl A	83,462	976,505
IPG Photonics Corp.*	22,828	1,734,243
Jabil Circuit, Inc.	121,967	2,728,402
Keysight Technologies, Inc.*	106,909	3,297,074
Knowles Corp.*	55,832	1,028,984
Leidos Hldgs., Inc.	40,402	1,669,007
Lexmark International, Inc. Cl A	38,751	1,123,004
Manhattan Associates, Inc.*	46,289	2,883,805
MAXIMUS, Inc.	41,543	2,474,301
Mentor Graphics Corp.	62,581	1,541,370
National Instruments Corp.	64,282	1,786,397
NCR Corp.*	99,239	2,257,687
NetScout Systems, Inc.*	63,510	2,246,349
NeuStar, Inc. Cl A*	34,289	933,004
Plantronics, Inc.	22,194	1,128,565
Polycom, Inc.*	83,867	878,926
PTC, Inc.*	71,983	2,284,740
Rackspace Hosting, Inc.*	75,832	1,871,534
Rovi Corp.*	54,341	570,037
Science Applications Int’l. Corp.	26,414	1,062,107
Silicon Laboratories, Inc.*	25,094	1,042,405
SolarWinds, Inc.*	41,949	1,646,079
Solera Hldgs., Inc.	42,206	2,279,124
SunEdison, Inc.*	198,515	1,425,338
Synaptics, Inc.*	22,278	1,837,044
Synopsys, Inc.*	98,368	4,542,634
Tech Data Corp.*	22,194	1,520,289
Teradyne, Inc.	132,771	2,391,206
Trimble Navigation Ltd.*	162,165	2,662,749
Tyler Technologies, Inc.*	21,341	3,186,425
Ultimate Software Group, Inc.*	17,929	3,209,470
VeriFone Systems, Inc.*	72,015	1,996,976
Vishay Intertechnology, Inc.	85,430	827,817
WEX, Inc.*	24,477	2,125,583
Zebra Technologies Corp. Cl A*	32,781	2,509,386

		147,696,215

MATERIALS (6.4%)
Albemarle Corp.	70,715	3,118,532
Allegheny Technologies, Inc.	68,320	968,778
AptarGroup, Inc.	39,561	2,609,444
Ashland, Inc.	42,461	4,272,426
Bemis Co., Inc.	61,444	2,431,339
Cabot Corp.	39,655	1,251,512
Carpenter Technology Corp.	31,026	923,644
Commercial Metals Co.	72,732	985,519
Compass Minerals Int’l., Inc.	21,121	1,655,253
Cytec Industries, Inc.	44,998	3,323,102
Domtar Corp.	39,600	1,415,700
Eagle Materials, Inc.	31,940	2,185,335
Greif, Inc. Cl A	16,202	517,006
Louisiana-Pacific Corp.*	89,517	1,274,722
Minerals Technologies, Inc.	21,895	1,054,463
NewMarket Corp.	6,575	2,347,275
Olin Corp.	48,873	821,555

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Packaging Corp. of America	61,535	3,701,946
PolyOne Corp.	55,918	1,640,634
Reliance Steel & Aluminum Co.	46,294	2,500,339
Royal Gold, Inc.	41,022	1,927,214
RPM International, Inc.	84,114	3,523,535
Scotts Miracle-Gro Co. Cl A	28,642	1,742,006
Sensient Technologies Corp.	28,862	1,769,241
Silgan Hldgs., Inc.	25,494	1,326,708
Sonoco Products Co.	63,545	2,398,188
Steel Dynamics, Inc.	151,721	2,606,567
The Chemours Co.	114,128	738,408
United States Steel Corp.	91,528	953,722
Valspar Corp.	46,582	3,348,314
Worthington Industries, Inc.	29,657	785,317

		60,117,744

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	59,470	1,484,371

UTILITIES (4.8%)
Alliant Energy Corp.	71,294	4,169,986
Aqua America, Inc.	111,277	2,945,502
Atmos Energy Corp.	63,906	3,718,051
Black Hills Corp.	28,160	1,164,134
Cleco Corp.	38,108	2,028,870
Great Plains Energy, Inc.	97,100	2,623,642
Hawaiian Electric Industries, Inc.	67,590	1,939,157
Idacorp, Inc.	31,749	2,054,478
MDU Resources Group	122,763	2,111,524
National Fuel Gas Co.	53,188	2,658,336
OGE Energy Corp.	125,586	3,436,033
ONE Gas, Inc.	32,894	1,491,085
PNM Resources, Inc.	50,100	1,405,305
Questar Corp.	110,616	2,147,057
Talen Energy Corp.*	40,730	411,373
UGI Corp.	108,613	3,781,905
Vectren Corp.	51,998	2,184,436
Westar Energy, Inc.	88,934	3,418,623
WGL Hldgs., Inc.	31,372	1,809,223

		45,498,720

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $751,277,578) 96.9%		916,683,295

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	1,600,000	1,599,845
U.S. Treasury Bill (1)	A-1+	0.07	12/17/15	1,000,000	999,850
U.S. Treasury Bill (1)	A-1+	0.09	12/31/15	450,000	449,895

					3,049,590

U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	A-1+	0.08	12/16/15	6,000,000	5,998,987
FHLB	A-1+	0.12	10/23/15	500,000	499,963
FNMA	A-1+	0.12	10/21/15	1,800,000	1,799,880

					8,298,830

COMMERCIAL PAPER (1.8%)
Microsoft Corp.†	A-1+	0.16	10/20/15	1,850,000	1,849,844
Nestle Capital Corp.†	A-1+	0.13	10/14/15	350,000	349,984
Toyota Motor Credit Corp.	A-1+	0.19	10/08/15	5,000,000	4,999,815
Toyota Motor Credit Corp.	A-1+	0.20	10/09/15	1,500,000	1,499,933
Toyota Motor Credit Corp.	A-1+	0.23	10/20/15	3,500,000	3,499,575
Wisconsin Gas Co.	A-1	0.09	10/01/15	5,000,000	5,000,000

					17,199,151

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,547,571) 3.0%					28,547,571

TOTAL INVESTMENTS (Cost: $779,825,149) 99.9%					945,230,866

OTHER NET ASSETS 0.1%					1,318,378

NET ASSETS 100.0%					$946,549,244

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.4%)
iShares Core MSCI Europe ETF	372,200	15,498,408
iShares Core MSCI Pacific ETF	167,406	7,531,596
iShares MSCI EAFE ETF	1,452,284	83,244,919
iShares MSCI EAFE Growth ETF	365,018	23,291,799
iShares MSCI EAFE Small-Cap ETF	177,935	8,499,955
iShares MSCI EAFE Value ETF	504,029	23,331,502
iShares MSCI Emerging Markets ETF	179,014	8,918,477
Vanguard FTSE Developed Markets ETF	2,416,800	86,134,752
Vanguard FTSE Europe ETF	424,630	20,883,303
Vanguard FTSE Pacific ETF	220,480	11,837,571

		289,172,282

TOTAL COMMON STOCKS (Cost: $306,095,974) 97.4%		289,172,282

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.12	10/14/15	800,000	799,965
FHLB	A-1+	0.12	10/28/15	800,000	799,928
FHLB	A-1+	0.17	11/13/15	700,000	699,858

					2,299,751

COMMERCIAL PAPER (1.5%)
Apple, Inc.†	A-1+	0.13	10/09/15	500,000	499,986
Toyota Motor Credit Corp.	A-1+	0.23	11/02/15	4,000,000	3,999,182

					4,499,168

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,798,919) 2.3%					6,798,919

TOTAL INVESTMENTS (Cost: $312,894,893) 99.7%					295,971,201

OTHER NET ASSETS 0.3%					819,022

NET ASSETS 100.0%					$296,790,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.6%)
Amazon.com, Inc.*	3,947	2,020,430
AutoZone, Inc.*	1,053	762,193
Discovery Communications, Inc. Cl A*	6,140	159,824
Discovery Communications, Inc. Cl C*	6,140	149,141
Disney (Walt) Co.	18,224	1,862,493
Dollar Tree, Inc.*	4,466	297,704
Ford Motor Co.	27,179	368,819
General Motors Co.	29,608	888,832
Home Depot, Inc.	12,323	1,423,183
Johnson Controls, Inc.	6,647	274,920
Macy’s, Inc.	12,581	645,657
McDonald’s Corp.	10,375	1,022,249
Priceline Group Inc.*	410	507,113
Starbucks Corp.	26,873	1,527,461
Target Corp.	12,507	983,801
Time Warner Cable, Inc.	6,818	1,222,945
Time Warner, Inc.	11,476	788,975
Viacom, Inc. Cl B	8,194	353,571

		15,259,311

CONSUMER STAPLES (5.2%)
Coca-Cola Co.	17,331	695,320
Colgate-Palmolive Co.	9,648	612,262
Constellation Brands, Inc. Cl A	10,316	1,291,666
Estee Lauder Cos., Inc. Cl A	9,200	742,256
Mead Johnson Nutrition Co.	3,886	273,574
Mondelez International, Inc. Cl A	14,254	596,815
PepsiCo, Inc.	11,307	1,066,250
Philip Morris Int’l., Inc.	7,509	595,689
Proctor & Gamble Co.	19,478	1,401,247
Sysco Corp.	13,868	540,436
Tyson Foods, Inc. Cl A	11,717	505,003
Wal-Mart Stores, Inc.	15,883	1,029,854

		9,350,372

ENERGY (3.9%)
Anadarko Petroleum Corp.	8,791	530,888
Apache Corp.	6,016	235,587
Chevron Corp.	8,022	632,775
EOG Resources, Inc.	8,614	627,099
Exxon Mobil Corp.	32,462	2,413,550
Halliburton Co.	19,997	706,894
Hess Corp.	5,821	291,399
National Oilwell Varco, Inc.	8,998	338,775
Noble Energy, Inc.	15,404	464,893
Occidental Petroleum Corp.	9,472	626,573
Range Resources Corp.	5,054	162,334

		7,030,767

FINANCIALS (8.8%)
American Int’l. Group, Inc.	18,325	1,041,227
Aon PLC	5,859	519,166
Bank of America Corp.	67,001	1,043,876
Berkshire Hathaway, Inc. Cl B*	7,564	986,346
Capital One Financial Corp.	18,178	1,318,269
Citigroup, Inc.	17,644	875,319
Comerica, Inc.	12,699	521,929
Franklin Resources, Inc.	7,010	261,193
Goldman Sachs Group, Inc.	6,256	1,087,043
Host Hotels & Resorts, Inc.	25,166	397,874
JPMorgan Chase & Co.	40,173	2,449,348

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

MetLife, Inc.	18,254	860,676
PNC Financial Svcs. Grp., Inc.	8,149	726,891
Simon Property Group, Inc.	6,510	1,196,017
Wells Fargo & Co.	39,173	2,011,534
Zions Bancorporation	17,399	479,168

		15,775,876

HEALTH CARE (8.5%)
Abbott Laboratories	18,738	753,642
Allergan PLC*	3,739	1,016,298
BIOGEN, Inc.*	2,711	791,097
Celgene Corp.*	10,309	1,115,125
Cerner Corp.*	5,005	300,100
Express Scripts Hldg. Co.*	7,818	632,945
Gilead Sciences, Inc.	15,149	1,487,480
Humana, Inc.	2,748	491,892
McKesson Corp.	3,326	615,410
Medtronic PLC	18,204	1,218,576
Merck & Co., Inc.	27,954	1,380,648
Mylan N.V.*	27,256	1,097,327
Pfizer, Inc.	63,286	1,987,813
St. Jude Medical, Inc.	5,136	324,030
Stryker Corp.	6,844	644,020
UnitedHealth Group, Inc.	7,871	913,115
Vertex Pharmaceuticals, Inc.*	3,356	349,494

		15,119,012

INDUSTRIALS (5.7%)
Boeing Co.	9,523	1,247,037
Cummins, Inc.	6,823	740,841
Delta Air Lines, Inc.	15,409	691,402
Expeditors Int’l. of Wash.	12,531	589,584
FedEx Corp.	6,834	983,959
General Electric Co.	101,199	2,552,239
Roper Technologies, Inc.	13,605	2,131,904
Tyco International PLC	12,026	402,390
Union Pacific Corp.	9,558	845,023

		10,184,379

INFORMATION TECHNOLOGY (10.9%)
Analog Devices, Inc.	7,628	430,295
Apple, Inc.	37,840	4,173,748
Automatic Data Processing, Inc.	8,154	655,255
Broadcom Corp. Cl A	9,531	490,179
Cisco Systems, Inc.	36,149	948,911
F5 Networks, Inc.*	2,433	281,741
Facebook, Inc. Cl A*	12,940	1,163,306
Google, Inc. Cl A*	1,824	1,164,387
Google, Inc. Cl C*	1,828	1,112,192
Intel Corp.	18,582	560,061
KLA-Tencor Corp.	4,068	203,400
MasterCard, Inc. Cl A	10,275	925,983
Micron Technology, Inc.*	13,395	200,657
Microsoft Corp.	41,477	1,835,772
Oracle Corp.	25,834	933,124
QUALCOMM, Inc.	14,771	793,646
Salesforce.com, inc.*	22,939	1,592,655
Teradata Corp.*	7,612	220,444
Texas Instruments, Inc.	8,962	443,798
Western Digital Corp.	11,104	882,102
Yahoo!, Inc.*	14,192	410,291

		19,421,947

MATERIALS (1.5%)
Ball Corp.	10,811	672,444

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CF Industries Hldgs., Inc.	9,840	441,816
Dow Chemical Co.	14,545	616,708
Eastman Chemical Co.	11,455	741,368
FMC Corp.	3,365	114,107
Freeport-McMoRan Copper & Gold, Inc.	14,838	143,780

		2,730,223

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	34,713	1,130,950
Verizon Communications, Inc.	14,877	647,298

		1,778,248

UTILITIES (1.7%)
Ameren Corp.	4,194	177,280
Dominion Resources, Inc.	12,429	874,753
Edison International	7,190	453,473
PPL Corp.	7,976	262,331
Public Svc. Enterprise Group, Inc.	14,006	590,493
Sempra Energy	6,538	632,355

		2,990,685

TOTAL COMMON STOCKS (Cost: $70,153,599) 55.8%		99,640,820

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.7%)
U.S. Treasury Note	AA+	0.50	03/31/17	1,200,000	1,199,797
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	498,047
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,006,016
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,340,899
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,355,491
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,856,982

					17,257,232

U.S. GOVERNMENT AGENCIES (12.9%)
MORTGAGE-BACKED OBLIGATIONS (12.6%)
FHARM	AA+	2.36	02/01/36	42,039	44,697
FHARM	AA+	2.37	05/01/37	32,244	33,900
FHARM	AA+	2.42	04/01/37	65,873	70,289
FHARM	AA+	4.53	09/01/39	44,825	47,487
FHARM	AA+	5.79	03/01/37	12,744	13,529
FHLMC	AA+	2.50	09/01/27	340,604	350,645
FHLMC	AA+	3.00	06/01/27	181,822	189,346
FHLMC	AA+	3.00	08/01/27	275,999	287,420
FHLMC	AA+	3.00	10/15/37	291,233	300,806
FHLMC	AA+	3.00	11/01/42	282,606	286,905
FHLMC	AA+	3.00	04/01/43	348,799	354,416
FHLMC	AA+	3.50	01/01/43	394,532	410,949
FHLMC	AA+	3.50	06/01/45	398,153	415,569
FHLMC	AA+	3.50	07/01/45	498,376	522,046
FHLMC	AA+	4.00	02/01/25	58,300	62,432
FHLMC	AA+	4.00	03/01/41	238,134	254,296
FHLMC	AA+	4.00	07/01/41	250,526	269,745
FHLMC	AA+	4.00	11/01/42	166,502	177,421

FHLMC	AA+	4.00	01/01/43	328,143	352,148
FHLMC	AA+	4.00	01/01/44	307,427	329,323
FHLMC	AA+	4.00	06/01/45	397,713	425,797
FHLMC	AA+	4.50	08/01/34	54,903	59,661
FHLMC	AA+	4.50	08/15/35	66,850	71,423
FHLMC	AA+	4.50	02/01/44	282,857	306,899
FHLMC	AA+	5.00	02/01/26	31,101	34,048
FHLMC	AA+	5.00	10/01/40	389,171	429,184
FHLMC	AA+	5.50	07/01/32	63,128	70,241

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FHLMC	AA+	5.50	05/01/33	92,754	103,128
FHLMC	AA+	5.50	06/01/37	118,746	131,508
FHLMC	AA+	6.00	03/15/32	54,072	60,396
FHLMC Strip	AA+	3.00	01/15/43	415,585	427,675
FNMA	AA+	2.42	05/01/43	415,600	423,879
FNMA	AA+	3.00	06/01/33	402,716	417,916
FNMA	AA+	3.00	09/01/33	339,039	352,278
FNMA	AA+	3.00	12/01/42	393,635	396,094
FNMA	AA+	3.00	02/01/43	228,995	232,309
FNMA	AA+	3.00	03/01/43	420,316	427,489
FNMA	AA+	3.00	09/01/43	441,605	448,835
FNMA	AA+	3.50	03/25/28	307,050	324,403
FNMA	AA+	3.50	08/01/38	304,910	320,400
FNMA	AA+	3.50	10/01/41	188,940	197,751
FNMA	AA+	3.50	11/01/41	332,077	347,243
FNMA	AA+	3.50	12/01/41	320,249	335,184
FNMA	AA+	3.50	04/01/42	441,299	460,777
FNMA	AA+	3.50	04/01/42	381,156	399,624
FNMA	AA+	3.50	08/01/42	450,204	470,759
FNMA	AA+	3.50	10/01/42	336,932	352,328
FNMA	AA+	3.50	01/01/44	144,561	149,330
FNMA	AA+	4.00	05/01/19	33,586	35,146
FNMA	AA+	4.00	07/25/26	432,542	480,290
FNMA	AA+	4.00	01/01/31	267,148	287,950
FNMA	AA+	4.00	11/01/40	247,661	264,894
FNMA	AA+	4.00	05/01/41	240,355	255,118
FNMA	AA+	4.50	05/01/18	24,873	25,776
FNMA	AA+	4.50	05/01/30	94,023	102,503
FNMA	AA+	4.50	04/01/31	122,633	134,064
FNMA	AA+	4.50	08/01/33	51,913	56,506
FNMA	AA+	4.50	09/01/33	102,030	111,049
FNMA	AA+	4.50	06/01/34	87,208	95,052
FNMA	AA+	4.50	08/01/35	68,090	74,223
FNMA	AA+	4.50	12/01/35	65,877	71,688
FNMA	AA+	4.50	05/01/39	89,412	98,078
FNMA	AA+	4.50	05/01/39	157,940	173,837
FNMA	AA+	4.50	05/01/40	131,374	142,658
FNMA	AA+	5.00	04/01/18	60,043	62,380
FNMA	AA+	5.00	06/01/33	103,018	114,007
FNMA	AA+	5.00	10/01/33	98,050	109,467
FNMA	AA+	5.00	11/01/33	68,131	75,423
FNMA	AA+	5.00	11/01/33	292,075	323,320
FNMA	AA+	5.00	03/01/34	37,087	41,014
FNMA	AA+	5.00	04/01/34	58,973	65,824
FNMA	AA+	5.00	09/01/35	38,125	41,979
FNMA	AA+	5.00	11/25/35	139,438	154,330
FNMA	AA+	5.00	08/01/37	327,702	361,165
FNMA	AA+	5.00	05/01/39	127,490	140,928
FNMA	AA+	5.00	06/01/40	68,993	76,329
FNMA	AA+	5.50	04/01/17	2,616	2,674
FNMA	AA+	5.50	05/01/17	623	631
FNMA	AA+	5.50	06/01/17	1,822	1,826
FNMA	AA+	5.50	03/01/34	16,382	18,280
FNMA	AA+	5.50	05/01/34	239,085	270,363
FNMA	AA+	5.50	07/01/34	56,944	64,359
FNMA	AA+	5.50	09/01/34	37,536	42,397
FNMA	AA+	5.50	09/01/34	108,212	121,688
FNMA	AA+	5.50	10/01/34	44,974	50,677
FNMA	AA+	5.50	02/01/35	50,222	56,175
FNMA	AA+	5.50	02/01/35	92,861	105,667
FNMA	AA+	5.50	08/01/35	32,512	36,387

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FNMA	AA+	5.50	08/01/37	16,598	18,526
FNMA	AA+	5.50	11/01/38	28,047	30,476
FNMA	AA+	5.50	06/01/48	35,694	38,700
FNMA	AA+	6.00	03/01/17	1,254	1,286
FNMA	AA+	6.00	05/01/23	29,458	33,364
FNMA	AA+	6.00	04/01/32	23,576	26,595
FNMA	AA+	6.00	04/01/32	17,134	19,425
FNMA	AA+	6.00	05/01/32	19,163	21,862
FNMA	AA+	6.00	04/01/33	110,624	126,716
FNMA	AA+	6.00	05/01/33	53,906	60,972
FNMA	AA+	6.00	06/01/34	28,737	32,394
FNMA	AA+	6.00	09/01/34	18,614	20,983
FNMA	AA+	6.00	10/01/34	48,454	55,421
FNMA	AA+	6.00	11/01/34	13,859	15,625
FNMA	AA+	6.00	12/01/36	56,075	63,582
FNMA	AA+	6.00	01/01/37	58,556	66,777
FNMA	AA+	6.00	04/01/37	20,929	22,868
FNMA	AA+	6.00	05/01/37	15,390	16,816
FNMA	AA+	6.00	06/01/37	29,700	32,430
FNMA	AA+	6.00	10/25/44	112,239	132,361
FNMA	AA+	6.00	02/25/47	108,500	123,131
FNMA	AA+	6.00	12/25/49	70,243	81,918
FNMA	AA+	6.50	09/01/16	732	737
FNMA	AA+	6.50	03/01/17	2,961	3,023
FNMA	AA+	6.50	05/01/17	1,135	1,144
FNMA	AA+	6.50	06/01/17	6,074	6,224
FNMA	AA+	6.50	05/01/32	11,811	13,493
FNMA	AA+	6.50	05/01/32	25,832	29,510
FNMA	AA+	6.50	07/01/32	4,178	4,773
FNMA	AA+	6.50	07/01/34	41,751	47,868
FNMA	AA+	6.50	05/01/37	73,094	85,339
FNMA	AA+	6.50	09/01/37	26,180	31,433
FNMA	AA+	7.00	09/01/31	17,326	19,797
FNMA	AA+	7.00	04/01/32	12,012	14,707
FNMA	AA+	7.50	06/01/31	7,484	8,704
FNMA	AA+	7.50	02/01/32	6,489	7,901
FNMA	AA+	7.50	06/01/32	6,827	8,602
FNMA	AA+	8.00	04/01/32	1,619	1,738
FNMA Strip	AA+	3.00	08/25/42	356,785	362,562
GNMA (2)	AA+	3.50	09/20/33	83,237	84,428
GNMA (2)	AA+	4.00	08/15/41	263,579	284,050
GNMA (2)	AA+	4.00	01/15/42	305,101	326,449
GNMA (2)	AA+	4.00	03/20/42	238,328	254,964
GNMA (2)	AA+	4.00	08/20/42	222,340	237,781
GNMA (2)	AA+	4.50	04/20/31	150,353	163,274
GNMA (2)	AA+	4.50	10/15/40	222,142	245,167
GNMA (2)	AA+	4.50	10/20/43	423,935	460,760
GNMA (2)	AA+	5.00	10/15/24	260,665	291,030
GNMA (2)	AA+	5.00	04/15/39	183,528	206,670
GNMA (2)	AA+	5.00	06/20/39	270,986	296,657
GNMA (2)	AA+	5.00	11/15/39	134,654	149,457
GNMA (2)	AA+	6.50	04/15/31	4,002	4,593
GNMA (2)	AA+	6.50	10/15/31	4,415	5,143
GNMA (2)	AA+	6.50	12/15/31	2,786	3,194
GNMA (2)	AA+	6.50	05/15/32	7,861	9,013
GNMA (2)	AA+	7.00	05/15/31	3,759	4,489
GNMA (2)	AA+	7.00	05/15/32	731	748
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	217,051	241,092

					22,654,792

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	462,201

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (3.3%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	301,432
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	265,566
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	285,884
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	277,100
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	300,000	313,051
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	300,000	298,343
Home Depot, Inc.	A	5.40	03/01/16	500,000	509,972
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	102,078
Kohl’s Corp.	BBB	3.25	02/01/23	250,000	241,991
Kohl’s Corp.	BBB	4.00	11/01/21	100,000	103,323
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	306,154
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,369
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	350,683
NVR, Inc.	BBB+	3.95	09/15/22	300,000	306,547
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	307,293
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	101,183
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	270,005
Staples, Inc.	BBB-	4.38	01/12/23	275,000	270,260
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	366,158
Viacom, Inc.	BBB	3.25	03/15/23	350,000	320,123
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	259,924
Wynn Las Vegas LLC	BB+	5.38	03/15/22	300,000	276,375

					5,858,814

CONSUMER STAPLES (1.0%)
Avon Products, Inc.	B+	4.20	07/15/18	150,000	126,375
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	261,249
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	281,472
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	267,515
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	397,514
Sysco Corp.	A-	2.60	06/12/22	300,000	290,525
Sysco Corp.	A-	3.75	10/01/25	100,000	101,052

					1,725,702

ENERGY (1.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	320,983
Energen Corp.	BB	4.63	09/01/21	250,000	227,500
EQT Corp.	BBB	4.88	11/15/21	210,000	213,822
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	249,278
Marathon Oil Corp.	BBB	2.80	11/01/22	350,000	313,243
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	195,274
Noble Corp.	BBB	7.50	03/15/19	800,000	838,772
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	223,582
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	256,875
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	506,031

					3,345,360

FINANCIALS (4.0%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	319,939
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	336,686
American Express Co.	BBB	3.63	12/05/24	250,000	247,348
American Tower Corp.	BBB-	4.50	01/15/18	250,000	262,989
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	242,922
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	296,356
Block Financial LLC	BBB	5.25	10/01/25	350,000	350,492
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	327,237
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	261,259
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	500,000
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	308,679
First Republic Bank	A-	2.38	06/17/19	150,000	150,522
First Tennessee Bank	BBB-	2.95	12/01/19	350,000	353,767

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	358,906
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	244,726
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	264,581
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	263,448
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	253,394
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	112,902
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	308,442
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	275,867
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	254,100
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	102,187
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	250,516
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	105,203
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	215,777
Welltower, Inc.	BBB	6.13	04/15/20	250,000	285,748

					7,253,993

HEALTH CARE (2.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	315,548
Allergan, Inc.	BBB-	5.75	04/01/16	250,000	255,381
Anthem, Inc.	A	4.35	08/15/20	250,000	268,109
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	218,851
Hospira, Inc.	AA-	6.05	03/30/17	300,000	320,367
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	504,121
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	262,519
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	403,556
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	322,822
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	162,857
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	271,500
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	385,442
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	247,526

					3,938,599

INDUSTRIALS (1.3%)
Crane Co.	BBB	2.75	12/15/18	350,000	353,128
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	406,156
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	301,510
Harsco Corp.	BB	5.75	05/15/18	250,000	250,938
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	201,626
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	261,601
Pentair PLC	BBB	5.00	05/15/21	250,000	264,796
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	256,175

					2,295,930

INFORMATION TECHNOLOGY (1.4%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	348,818
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	306,770
eBay, Inc.	BBB+	2.88	08/01/21	325,000	316,883
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	392,298
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	206,795
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	105,653
Symantec Corp.	BBB	4.20	09/15/20	350,000	362,621
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	102,553
Western Union Co.	BBB	5.93	10/01/16	300,000	313,074

					2,455,465

MATERIALS (1.7%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	268,750
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	300,000	225,000
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,007,051
Methanex Corp.	BBB-	3.25	12/15/19	250,000	249,524
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	255,551
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	156,633
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	96,054
Teck Resources Ltd.	BB	4.75	01/15/22	300,000	192,750
Valspar Corp.	BBB	3.95	01/15/26	350,000	357,360

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Vulcan Materials Co.	BB+	7.00	06/15/18	250,000	278,750

					3,087,423

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	341,461
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	352,068

					693,529

UTILITIES (1.0%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	373,890
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	504,681
Entergy Corp.	BBB-		09/15/20	250,000	269,474
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	262,925
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	102,836
SCANA Corp.	BBB	4.13	02/01/22	300,000	304,871

					1,818,677

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,659,888) 40.8%					72,847,717

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
FHLB	A-1+	0.08	12/16/15	1,000,000	999,831
FHLB	A-1+	0.12	10/23/15	400,000	399,971
FHLB	A-1+	0.15	11/03/15	300,000	299,959
FHLB	A-1+	0.16	10/28/15	100,000	99,988
FHLB	A-1+	0.17	11/09/15	200,000	199,963
FNMA	A-1+	0.16	10/21/15	200,000	199,982

					2,199,694

COMMERCIAL PAPER (1.5%)
Microsoft Corp.†	A-1+	0.16	10/20/15	800,000	799,932
Toyota Motor Credit Corp.	A-1+	0.23	10/20/15	800,000	799,903
Toyota Motor Credit Corp.	A-1+	0.26	11/09/15	1,000,000	999,718

					2,599,553

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,799,247) 2.7%					4,799,247

TOTAL INVESTMENTS (Cost: $145,612,734) 99.3%					177,287,784

OTHER NET ASSETS 0.7%					1,283,263

NET ASSETS 100.0%					$178,571,047

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.5%)	13,500,656	19,215,753
Equity Index Fund (18.8%)	3,773,470	11,502,849
Mid-Cap Equity Index Fund (4.6%)	1,474,032	2,804,470
Mid-Term Bond Fund (40.9%)	23,967,797	25,004,572
Money Market Fund (4.2%)	2,125,660	2,541,916

TOTAL INVESTMENTS (Cost: $62,115,358) 100.0%		61,069,560

OTHER NET ASSETS -0.0% (3)		(248)

NET ASSETS 100.0%		$61,069,312

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.8%)	4,722,583	6,721,748
Equity Index Fund (23.8%)	1,958,888	5,971,373
International Fund (2.8%)	955,097	690,406
Mid-Cap Equity Index Fund (8.4%)	1,103,475	2,098,031
Mid-Term Bond Fund (34.2%)	8,200,639	8,555,373
Money Market Fund (4.0%)	857,564	1,025,496

TOTAL INVESTMENTS (Cost: $24,608,566) 100.0%		25,062,427

OTHER NET ASSETS -0.0% (3)		(34)

NET ASSETS 100.0%		$25,062,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	26,964,269	38,378,783
Equity Index Fund (27.0%)	13,068,254	39,836,586
International Fund (5.6%)	11,394,013	8,236,322
Mid-Cap Equity Index Fund (10.3%)	8,025,972	15,259,732
Mid-Term Bond Fund (29.3%)	41,377,149	43,167,000
Small Cap Growth Fund (0.9%)	1,065,988	1,379,658
Small Cap Value Fund (0.9%)	994,055	1,373,040

TOTAL INVESTMENTS (Cost: $142,408,772) 100.0%		147,631,121

OTHER NET ASSETS -0.0% (3)		(336)

NET ASSETS 100.0%		$147,630,785

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	61,640,933	87,734,772
Equity Index Fund (32.5%)	36,298,531	110,650,554
International Fund (8.2%)	38,638,307	27,930,241
Mid-Cap Equity Index Fund (10.9%)	19,542,740	37,156,495
Mid-Term Bond Fund (18.4%)	59,935,162	62,527,777
Small Cap Growth Fund (2.1%)	5,557,850	7,193,264
Small Cap Value Fund (2.1%)	5,193,985	7,174,202

TOTAL INVESTMENTS (Cost: $328,024,154) 100.0%		340,367,305

OTHER NET ASSETS -0.0% (3)		(731)

NET ASSETS 100.0%		$340,366,574

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.7%)	60,194,651	85,676,250
Equity Index Fund (37.1%)	44,138,236	134,548,702
International Fund (9.1%)	45,511,527	32,898,644
Mid-Cap Equity Index Fund (15.8%)	30,003,567	57,045,601
Mid-Term Bond Fund (7.7%)	26,692,345	27,846,976
Small Cap Growth Fund (3.3%)	9,269,361	11,996,899
Small Cap Value Fund (3.3%)	8,666,295	11,970,338

TOTAL INVESTMENTS (Cost: $343,721,382) 100.0%		361,983,410

OTHER NET ASSETS -0.0% (3)		(778)

NET ASSETS 100.0%		$361,982,632

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	50,048,332	71,234,792
Equity Index Fund (40.4%)	39,593,486	120,694,723
International Fund (9.2%)	38,065,433	27,516,131
Mid-Cap Equity Index Fund (17.0%)	26,649,581	50,668,688
Small Cap Growth Fund (4.8%)	11,128,157	14,402,650
Small Cap Value Fund (4.8%)	10,405,881	14,373,144

TOTAL INVESTMENTS (Cost: $281,263,686) 100.0%		298,890,128

OTHER NET ASSETS -0.0% (3)		(655)

NET ASSETS 100.0%		$298,889,473

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.7%)	28,888,846	41,118,072
Equity Index Fund (40.8%)	32,875,594	100,216,249
International Fund (11.2%)	38,155,114	27,580,959
Mid-Cap Equity Index Fund (19.7%)	25,527,039	48,534,407
Small Cap Growth Fund (5.8%)	11,075,835	14,334,933
Small Cap Value Fund (5.8%)	10,357,363	14,306,128

TOTAL INVESTMENTS (Cost: $231,728,840) 100.0%		246,090,748

OTHER NET ASSETS -0.0% (3)		(546)

NET ASSETS 100.0%		$246,090,202

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.6%)	17,952,416	25,552,033
Equity Index Fund (36.0%)	23,986,659	73,119,684
International Fund (13.2%)	36,957,743	26,715,422
Mid-Cap Equity Index Fund (22.6%)	24,087,143	45,796,741
Small Cap Growth Fund (7.8%)	12,240,980	15,842,925
Small Cap Value Fund (7.8%)	11,448,908	15,813,826

TOTAL INVESTMENTS (Cost: $189,970,133) 100.0%		202,840,631

OTHER NET ASSETS -0.0% (3)		(455)

NET ASSETS 100.0%		$202,840,176

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.3%)	17,996,035	25,614,117
Equity Index Fund (36.0%)	28,953,416	88,260,088
International Fund (15.1%)	51,250,930	37,047,453
Mid-Cap Equity Index Fund (21.0%)	27,008,759	51,351,592
Small Cap Growth Fund (8.8%)	16,707,017	21,623,107
Small Cap Value Fund (8.8%)	15,619,940	21,575,074

TOTAL INVESTMENTS (Cost: $227,169,400) 100.0%		245,471,431

OTHER NET ASSETS -0.0% (3)		(538)

NET ASSETS 100.0%		$245,470,893

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.4%)	4,587,931	6,530,094
Equity Index Fund (35.6%)	9,149,419	27,890,614
International Fund (16.0%)	17,296,201	12,502,801
Mid-Cap Equity Index Fund (20.4%)	8,375,632	15,924,539
Small Cap Growth Fund (9.8%)	5,914,675	7,655,086
Small Cap Value Fund (9.8%)	5,559,321	7,678,823

TOTAL INVESTMENTS (Cost: $84,698,118) 100.0%		78,181,957

OTHER NET ASSETS -0.0% (3)		(283)

NET ASSETS 100.0%		$78,181,674

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	26,738,177	38,056,982
Equity Index Fund (24.0%)	9,791,747	29,848,652
International Fund (4.7%)	8,126,879	5,874,628
Mid-Cap Equity Index Fund (4.7%)	3,072,968	5,842,615
Mid-Term Bond Fund (35.9%)	42,727,594	44,575,861

TOTAL INVESTMENTS (Cost: $122,823,953) 100.0%		124,198,738

OTHER NET ASSETS -0.0% (3)		(128)

NET ASSETS 100.0%		$124,198,610

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	56,179,815	79,961,854
Equity Index Fund (34.2%)	34,597,415	105,464,962
International Fund (9.7%)	41,043,162	29,668,624
Mid-Cap Equity Index Fund (14.4%)	23,269,193	44,241,576
Mid-Term Bond Fund (15.7%)	46,170,625	48,167,828

TOTAL INVESTMENTS (Cost: $280,313,342) 100.0%		307,504,844

OTHER NET ASSETS -0.0% (3)		(232)

NET ASSETS 100.0%		$307,504,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.2%)	35,967,633	51,193,452
Equity Index Fund (34.9%)	27,704,621	84,453,326
International Fund (14.7%)	49,316,099	35,648,833
Mid-Cap Equity Index Fund (19.5%)	24,845,049	47,237,743
Small Cap Growth Fund (4.9%)	9,059,112	11,724,783
Small Cap Value Fund (4.8%)	8,462,736	11,689,171

TOTAL INVESTMENTS (Cost: $208,086,748) 100.0%		241,947,308

OTHER NET ASSETS -0.0% (3)		(195)

NET ASSETS 100.0%		$241,947,113

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill	A-1+	0.14	12/31/15	2,500,000	2,502,103

U.S. GOVERNMENT AGENCIES (20.0%)
FHLB	A-1+	0.12	10/14/15	6,000,000	5,999,737
FHLB	A-1+	0.12	10/28/15	1,200,000	1,199,892
FHLB	A-1+	0.15	10/16/15	3,850,000	3,849,759
FHLB	A-1+	0.16	10/13/15	900,000	899,952
FHLB	A-1+	0.19	11/18/15	900,000	899,784
FHLB	A-1+	0.19	11/18/15	600,000	599,848
FHLB	A-1+	0.15	10/30/15	400,000	399,952

					13,848,924

COMMERCIAL PAPER (74.8%)
Abbott Laboratories†	A-1+	0.16	10/27/15	3,000,000	2,999,653
Apple, Inc.†	A-1+	0.13	10/09/15	2,300,000	2,299,934
Apple, Inc.†	A-1+	0.13	11/04/15	700,000	699,914
Chevron Corp.†	A-1+	0.15	11/23/15	1,200,000	1,199,735
Chevron Corp.†	A-1+	0.19	11/06/15	1,600,000	1,599,696
Coca-Cola Co.†	A-1+	0.23	10/21/15	2,800,000	2,799,642
Danaher Corp.†	A-1	0.27	10/09/15	2,900,000	2,899,826
EMC Corp.†	A-1	0.16	11/16/15	1,800,000	1,799,632
EMC Corp.†	A-1	0.25	11/09/15	1,000,000	999,729
Emerson Electric Co.†	A-1	0.14	10/06/15	625,000	624,988
Emerson Electric Co.†	A-1	0.23	11/12/15	2,200,000	2,199,410
General Re Corp.	A-1+	0.15	10/08/15	2,000,000	1,999,942
Intercontinental Exchange, Inc.†	A-1	0.20	10/08/15	1,400,000	1,399,946
Intercontinental Exchange, Inc.†	A-1	0.25	11/20/15	1,000,000	999,653
Intercontinental Exchange, Inc.†	A-1	0.25	11/24/15	600,000	599,775
J.P. Morgan Securities LLC	A-1	0.20	10/06/15	190,000	189,995
J.P. Morgan Securities LLC	A-1	0.20	10/23/15	300,000	299,963
National Oilwell Varco, Inc.†	A-1	0.25	11/17/15	500,000	499,837
Nestle Capital Corp.†	A-1+	0.12	10/05/15	800,000	799,989
Nestle Capital Corp.†	A-1+	0.17	11/03/15	2,000,000	1,999,679
Novartis Finance Corp.†	A-1+	0.23	11/02/15	620,000	619,873
Piedmont Natural Gas Co.†	A-1	0.14	10/07/15	2,350,000	2,349,945
Private Export Funding Corp.†	A-1	0.17	10/02/15	500,000	499,998
Questar Corp.†	A-1	0.17	10/21/15	850,000	849,920
Questar Corp.†	A-1	0.17	10/28/15	2,000,000	1,999,745
Ralph Lauren Corp.†	A-1	0.20	10/01/15	338,000	338,000
Ralph Lauren Corp.†	A-1	0.22	11/09/15	1,400,000	1,399,666
Simon Property Group LP†	A-1	0.25	11/09/15	2,800,000	2,799,242
Toyota Motor Credit Corp.	A-1+	0.20	10/08/15	2,500,000	2,499,903
Toyota Motor Credit Corp.	A-1+	0.20	10/09/15	400,000	399,982
Unilever Capital†	A-1	0.20	11/09/15	2,600,000	2,599,437
Wal-Mart Stores, Inc.†	A-1+	0.14	10/30/15	450,000	449,949
Wal-Mart Stores, Inc.†	A-1+	0.15	11/10/15	2,600,000	2,599,567
Washington Gas Light Co.	A-1	0.11	10/09/15	380,000	379,991
Wisconsin Gas Co.	A-1	0.09	10/01/15	3,000,000	3,000,000

					51,696,156

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $68,044,227) 98.4%					68,047,183

TOTAL INVESTMENTS (Cost: $68,044,227) 98.4%					68,047,183

OTHER NET ASSETS 1.6%					1,084,796

NET ASSETS 100.0%					$69,131,979

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.4%)
U.S. Treasury Note	AA+	1.00	08/15/18	4,000,000	4,010,624
U.S. Treasury Note	AA+	1.38	12/31/18	10,750,000	10,871,497
U.S. Treasury Note	AA+	1.50	10/31/19	4,500,000	4,549,631
U.S. Treasury Note	AA+	1.63	06/30/20	8,000,000	8,100,936
U.S. Treasury Note	AA+	1.75	09/30/19	5,000,000	5,105,990
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	15,048,042
U.S. Treasury Note	AA+	1.88	05/31/22	11,000,000	11,101,695
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,703,318
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,921,555
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	53,528,305

					124,941,593

U.S. GOVERNMENT AGENCIES (7.6%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	7.50	03/15/21	3,572	3,946
FHLMC	AA+	8.00	09/01/18	184	186
FHLMC	AA+	8.50	09/01/17	2	2

					4,134

NON-MORTGAGE-BACKED OBLIGATIONS (7.6%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,479,414
FNMA	AA+	0.00	10/09/19	23,000,000	21,358,485
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	815,656

					34,653,555

CORPORATE DEBT (64.0%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	528,211
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,674,624
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	308,646
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	743,586
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	2,015,192
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,009,238
Dollar General Corp.	BBB-	3.25	04/15/23	1,047,000	997,734
Dollar General Corp.	BBB-	4.13	07/15/17	962,000	991,931
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,216,798
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	2,000,000	2,087,006
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	2,000,000	1,988,954
Home Depot, Inc.	A	5.40	03/01/16	250,000	254,986
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,556,690
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	54,434
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	677,574
Kohl’s Corp.	BBB	4.00	11/01/21	1,325,000	1,369,027
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,226,592
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	829,285
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,991,066
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	578,093
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,043,644
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	303,629
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,023,658
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	1,958,396
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,018,944
Starwood Hotels & Resorts	BBB	3.13	02/15/23	2,000,000	1,906,136
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,092,332
Viacom, Inc.	BBB	3.25	03/15/23	2,000,000	1,829,272
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,459,962
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	519,848
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,186,317
Wynn Las Vegas LLC	BB+	5.38	03/15/22	2,000,000	1,842,500

					44,284,305

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CONSUMER STAPLES (4.2%)
Avon Products, Inc.	B+	4.60	03/15/20	1,800,000	1,422,000
Beam, Inc.	BBB	1.75	06/15/18	2,000,000	1,991,506
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	1,986,848
CVS Health Corp.	BBB+	6.13	08/15/16	500,000	522,499
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	152,164
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,047,068
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,500,000	1,586,334
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	782,366
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	294,266
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,004,294
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,363,927
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	1,000,000	993,786
Sysco Corp.	A-	2.60	10/01/20	2,000,000	2,001,710

					19,148,768

ENERGY (4.9%)
Cameron International Corp.	BBB+	3.60	04/30/22	214,000	215,680
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	1,500,000	1,296,399
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,820,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,272,748
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	1,994,226
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	1,963,654
Marathon Oil Corp.	BBB	2.80	11/01/22	2,000,000	1,789,960
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,515,222
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,952,742
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,012,572
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,118,084
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	1,490,548
SESI LLC	BBB-	7.13	12/15/21	2,150,000	2,109,688
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	300,864
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	506,031

					22,358,418

FINANCIALS (17.4%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,531,910
Aflac, Inc.	A-	3.63	06/15/23	500,000	513,065
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,162,180
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,007,000
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,103,908
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,264,113
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	517,934
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	1,943,374
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,123,256
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,631,570
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,064,290
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,181,580
Citigroup, Inc.	A-	2.55	04/08/19	1,850,000	1,866,878
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,045,037
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,019,802
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,000,137
ERP Operating LP	A-	5.38	08/01/16	500,000	518,036
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	742,000
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,358,605
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,057,858
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,006,962
First Tennessee Bank	BBB-	2.95	12/01/19	2,200,000	2,223,679
Ford Motor Credit Co. LLC	BBB-	3.00	06/12/17	2,000,000	2,031,704
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	505,966
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,050,890
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	506,599
HCP, Inc.	BBB+	3.15	08/01/22	750,000	729,974
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,317,319

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,241,316
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,375,819
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	593,107
Huntington National Bank	BBB+	1.35	08/02/16	1,995,000	1,995,774
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,455,389
JPMorgan Chase & Co.	A	2.00	08/15/17	2,000,000	2,016,940
Kemper Corp.	BBB-	6.00	05/15/17	500,000	528,151
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	998,232
Mack-Cali Realty LP	BBB-	5.80	01/15/16	1,000,000	1,012,204
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,261,054
Morgan Stanley	A-	4.75	03/22/17	1,000,000	1,047,579
Nasdaq, Inc.	BBB-	5.55	01/15/20	2,150,000	2,366,739
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,336,582
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	504,656
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,626,238
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,737,172
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,584,708
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,653,407
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,528,425
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	988,685
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,788,449
Vornado Realty LP	BBB	2.50	06/30/19	500,000	501,565
Vornado Realty LP	BBB	5.00	01/15/22	1,500,000	1,620,362
Wells Fargo & Co.	A+	2.13	04/22/19	2,000,000	2,014,288
Welltower, Inc.	BBB	3.63	03/15/16	2,000,000	2,019,842
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	410,667

					79,232,976

HEALTH CARE (7.3%)
AbbVie, Inc.	A	1.75	11/06/17	2,000,000	2,005,942
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,176,192
Allergan, Inc.	BBB-	5.75	04/01/16	500,000	510,762
Anthem, Inc.	A	3.13	05/15/22	2,000,000	1,979,606
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,188,508
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,400,318
CareFusion Corp.	BBB+	1.45	05/15/17	2,000,000	1,995,988
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,041,238
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,993,716
Hospira, Inc.	AA-	6.05	03/30/17	2,000,000	2,135,780
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	505,823
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	609,192
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	429,302
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	504,121
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	531,209
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	1,985,942
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,017,780
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,152,146
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,171,996
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	411,138
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,728,613
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	1,980,208

					33,455,520

INDUSTRIALS (5.7%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,017,874
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,030,782
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,010,064
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	1,980,300
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,227,165
Harsco Corp.	BB	5.75	05/15/18	2,250,000	2,258,438
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,016,264
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	2,006,074
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,126,454

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,537,047
Southwest Airlines Co.	BBB		12/15/16	735,000	774,453
Textron, Inc.	BBB	4.63	09/21/16	750,000	771,682
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,295,564
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,030,626

					26,082,787

INFORMATION TECHNOLOGY (7.7%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,199,312
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,020,912
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,264,116
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,128
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	765,653
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,057,889
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,047,550
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,983,420
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,070,460
FLIR Systems, Inc.	BBB	3.75	09/01/16	2,000,000	2,042,836
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,584,797
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	1,921,660
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,510,871
Lam Research Corp.	BBB	2.75	03/15/20	2,000,000	1,960,394
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	1,311,000	1,388,021
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,211,254
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	1,862,424
Symantec Corp.	BBB	4.20	09/15/20	2,000,000	2,072,122
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,051,052
Total System Services, Inc.	BBB+	3.75	06/01/23	950,000	929,200
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,087,160

					35,082,231

MATERIALS (4.4%)
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,134,149
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,150,000
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,037,296
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,026,446
Freeport-McMoRan Copper & Gold	BBB-	3.10	03/15/20	1,750,000	1,457,978
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	250,000	187,500
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,976,636
Kinross Gold Corp.	BBB-	3.63	09/01/16	2,000,000	1,985,744
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	654,519
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,996,190
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,795,092
Rock-Tenn Co.	BBB	3.50	03/01/20	622,000	643,895
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,921,072

					19,966,517

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	1,962,822
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,166,570

					4,129,392

UTILITIES (1.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	519,895
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,649,516
Entergy Corp.	BBB-	4.70	01/15/17	600,000	615,665
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,509,053
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,413
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,228,028
Talen Energy Supply LLC	BB-	4.60	12/15/21	1,400,000	1,162,700
Talen Energy Supply LLC	BB-	5.70	10/15/15	600,000	597,000

					8,305,270

TOTAL LONG-TERM DEBT SECURITIES (Cost: $445,758,597) 99.0%					451,645,466

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Wisconsin Gas Co.	A-1	0.09	10/01/15	1,500,000	1,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,500,000) 0.3%					1,500,000

TOTAL INVESTMENTS (Cost: $447,258,597) 99.3%					453,145,466

OTHER NET ASSETS 0.7%					3,076,959

NET ASSETS 100.0%					$456,222,425

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.5%)
U.S. Treasury Note	AA+	1.00	08/15/18	7,000,000	7,018,592
U.S. Treasury Strip	AA+	0.00	08/15/24	10,000,000	8,265,600
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,036,935
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	15,515,355
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,518,318
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,025,400

					75,380,200

U.S. GOVERNMENT AGENCIES (27.9%)
MORTGAGE-BACKED OBLIGATIONS (25.7%)
FHARM	AA+	2.36	02/01/36	185,359	197,080
FHARM	AA+	2.37	05/01/37	118,194	124,261
FHARM	AA+	2.40	04/01/37	364,374	384,604
FHARM	AA+	2.42	04/01/37	271,726	289,943
FHARM	AA+	3.34	04/01/42	614,951	645,039
FHARM	AA+	4.53	09/01/39	361,316	382,770
FHARM	AA+	5.79	03/01/37	57,331	60,863
FHLMC	AA+	2.50	09/01/27	2,043,626	2,103,870
FHLMC	AA+	2.50	12/01/27	2,116,116	2,178,525
FHLMC	AA+	2.50	04/01/28	2,628,001	2,705,611
FHLMC	AA+	3.00	06/01/27	992,086	1,033,140
FHLMC	AA+	3.00	08/01/27	899,697	936,929
FHLMC	AA+	3.00	10/15/37	1,997,026	2,062,672
FHLMC	AA+	3.00	12/15/40	2,322,647	2,372,986
FHLMC	AA+	3.00	07/01/42	1,050,844	1,086,436
FHLMC	AA+	3.00	10/01/42	2,809,547	2,849,612
FHLMC	AA+	3.00	11/01/42	2,997,132	3,044,052
FHLMC	AA+	3.00	11/01/42	1,282,599	1,303,242
FHLMC	AA+	3.00	11/01/42	1,242,766	1,260,562
FHLMC	AA+	3.00	02/01/43	2,667,923	2,704,901
FHLMC	AA+	3.00	04/01/43	1,324,491	1,341,293
FHLMC	AA+	3.00	04/01/43	1,917,621	1,948,502
FHLMC	AA+	3.50	07/01/42	2,713,165	2,826,065
FHLMC	AA+	3.50	10/01/42	2,582,104	2,698,087
FHLMC	AA+	3.50	01/01/43	2,130,470	2,219,123
FHLMC	AA+	3.50	01/01/43	1,741,790	1,820,153
FHLMC	AA+	3.50	04/01/45	2,920,826	3,047,946
FHLMC	AA+	3.50	07/01/45	2,990,255	3,132,277
FHLMC	AA+	4.00	05/01/24	165,772	177,473
FHLMC	AA+	4.00	02/01/25	431,264	461,829
FHLMC	AA+	4.00	05/01/26	547,125	586,065
FHLMC	AA+	4.00	12/01/33	1,538,647	1,646,201
FHLMC	AA+	4.00	12/15/38	500,000	543,838
FHLMC	AA+	4.00	07/01/41	1,565,787	1,685,908
FHLMC	AA+	4.00	12/01/41	835,131	889,896
FHLMC	AA+	4.00	07/01/42	3,205,960	3,454,707
FHLMC	AA+	4.00	08/01/42	2,277,973	2,431,353
FHLMC	AA+	4.00	09/01/42	1,575,060	1,682,973
FHLMC	AA+	4.00	11/01/42	1,931,426	2,058,081
FHLMC	AA+	4.00	12/01/42	1,697,253	1,833,718
FHLMC	AA+	4.00	01/01/43	2,543,105	2,729,148
FHLMC	AA+	4.00	01/01/44	2,371,579	2,540,490
FHLMC	AA+	4.00	10/01/44	2,791,123	2,976,141
FHLMC	AA+	4.50	03/01/34	675,334	733,845
FHLMC	AA+	4.50	08/01/34	411,773	447,454
FHLMC	AA+	4.50	08/15/35	172,188	183,967

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FHLMC	AA+	4.50	12/01/39	990,662	1,075,700
FHLMC	AA+	5.00	02/01/26	116,630	127,678
FHLMC	AA+	5.00	08/01/35	1,322,347	1,462,114
FHLMC	AA+	5.00	10/01/40	1,751,271	1,931,330
FHLMC	AA+	5.50	03/01/21	149,989	161,510
FHLMC	AA+	5.50	07/01/32	315,638	351,204
FHLMC	AA+	5.50	01/15/33	322,728	363,225
FHLMC	AA+	5.50	05/01/33	548,227	609,546
FHLMC	AA+	5.50	01/15/35	130,950	136,511
FHLMC	AA+	5.50	06/01/37	1,187,459	1,315,082
FHLMC	AA+	6.00	07/15/29	219,198	250,052
FHLMC	AA+	6.00	03/15/32	237,916	265,742
FHLMC Strip	AA+	3.00	01/15/43	2,493,511	2,566,050
FNMA	AA+	2.25	01/01/28	1,715,735	1,727,105
FNMA	AA+	2.42	05/01/43	2,144,501	2,187,222
FNMA	AA+	3.00	09/01/29	2,264,820	2,367,273
FNMA	AA+	3.00	06/01/33	1,852,492	1,922,413
FNMA	AA+	3.00	07/01/33	3,410,729	3,543,843
FNMA	AA+	3.00	09/01/33	3,517,532	3,654,884
FNMA	AA+	3.00	10/01/42	1,058,701	1,081,357
FNMA	AA+	3.00	12/01/42	2,361,808	2,376,564
FNMA	AA+	3.00	12/01/42	1,410,573	1,432,992
FNMA	AA+	3.00	01/01/43	2,670,535	2,716,163
FNMA	AA+	3.00	02/01/43	2,289,954	2,323,087
FNMA	AA+	3.00	03/01/43	2,732,053	2,778,675
FNMA	AA+	3.00	02/01/45	2,479,844	2,518,455
FNMA	AA+	3.50	02/01/26	310,313	328,364
FNMA	AA+	3.50	03/01/32	1,501,580	1,589,300
FNMA	AA+	3.50	08/01/38	2,613,518	2,746,285
FNMA	AA+	3.50	03/01/41	2,156,471	2,267,020
FNMA	AA+	3.50	10/01/41	1,322,577	1,384,259
FNMA	AA+	3.50	12/01/41	1,537,194	1,608,885
FNMA	AA+	3.50	04/01/42	1,470,998	1,535,922
FNMA	AA+	3.50	04/01/42	1,677,085	1,758,348
FNMA	AA+	3.50	07/01/42	2,824,524	2,953,430
FNMA	AA+	3.50	08/01/42	2,692,799	2,815,746
FNMA	AA+	3.50	10/01/42	2,526,988	2,642,456
FNMA	AA+	3.50	12/01/42	2,954,755	3,141,398
FNMA	AA+	3.50	03/01/43	2,492,158	2,606,271
FNMA	AA+	3.50	10/01/43	2,002,280	2,128,352
FNMA	AA+	3.50	01/01/44	1,606,231	1,659,227
FNMA	AA+	3.50	04/01/45	2,894,828	3,036,628
FNMA	AA+	4.00	05/01/19	275,407	288,194
FNMA	AA+	4.00	07/25/26	2,162,709	2,401,449
FNMA	AA+	4.00	01/01/31	189,589	204,351
FNMA	AA+	4.00	12/01/33	1,676,192	1,793,879
FNMA	AA+	4.00	03/01/35	531,362	567,166
FNMA	AA+	4.00	11/01/38	2,349,506	2,512,235
FNMA	AA+	4.00	11/01/40	1,369,419	1,464,707
FNMA	AA+	4.00	05/01/41	1,526,577	1,620,347
FNMA	AA+	4.00	08/01/42	2,875,505	3,077,222
FNMA	AA+	4.00	05/01/43	2,174,897	2,331,170
FNMA	AA+	4.50	05/01/18	118,145	122,436
FNMA	AA+	4.50	05/01/19	34,695	35,997
FNMA	AA+	4.50	06/01/19	117,558	122,368
FNMA	AA+	4.50	05/01/30	522,348	569,463
FNMA	AA+	4.50	04/01/31	823,390	900,147
FNMA	AA+	4.50	08/01/33	187,849	204,380
FNMA	AA+	4.50	08/01/33	196,913	214,331
FNMA	AA+	4.50	09/01/33	519,425	565,341
FNMA	AA+	4.50	10/01/33	491,758	537,496

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FNMA	AA+	4.50	10/01/33	192,935	209,242
FNMA	AA+	4.50	05/01/34	195,174	212,341
FNMA	AA+	4.50	06/01/34	355,061	386,996
FNMA	AA+	4.50	07/01/34	315,113	343,339
FNMA	AA+	4.50	01/01/35	871,948	949,373
FNMA	AA+	4.50	08/01/35	340,451	371,113
FNMA	AA+	4.50	09/01/35	112,561	120,895
FNMA	AA+	4.50	12/01/35	372,151	404,977
FNMA	AA+	4.50	05/01/39	1,478,200	1,621,468
FNMA	AA+	4.50	05/01/39	1,184,550	1,303,777
FNMA	AA+	4.50	05/01/40	656,868	713,290
FNMA	AA+	4.50	11/01/40	739,874	803,236
FNMA	AA+	4.50	06/01/41	703,924	763,230
FNMA	AA+	4.50	10/01/41	1,245,562	1,358,900
FNMA	AA+	4.50	11/01/41	1,440,126	1,566,327
FNMA	AA+	4.50	01/01/42	179,128	194,869
FNMA	AA+	4.50	07/01/42	2,982,852	3,273,591
FNMA	AA+	4.50	03/01/44	2,090,999	2,268,741
FNMA	AA+	4.50	05/01/44	2,390,623	2,598,191
FNMA	AA+	5.00	04/01/18	32,166	33,418
FNMA	AA+	5.00	09/01/18	189,491	196,913
FNMA	AA+	5.00	09/01/20	122,389	128,621
FNMA	AA+	5.00	10/01/20	192,477	200,107
FNMA	AA+	5.00	10/01/25	184,424	202,975
FNMA	AA+	5.00	09/01/33	1,005,477	1,113,121
FNMA	AA+	5.00	10/01/33	634,440	708,318
FNMA	AA+	5.00	11/01/33	741,420	820,736
FNMA	AA+	5.00	03/01/34	164,833	182,286
FNMA	AA+	5.00	04/01/34	348,224	388,674
FNMA	AA+	5.00	04/01/34	86,276	95,452
FNMA	AA+	5.00	04/01/35	285,989	319,383
FNMA	AA+	5.00	06/01/35	189,874	209,110
FNMA	AA+	5.00	09/01/35	160,386	176,590
FNMA	AA+	5.00	09/01/35	457,504	503,750
FNMA	AA+	5.00	11/25/35	1,161,983	1,286,081
FNMA	AA+	5.00	08/01/37	1,429,971	1,575,994
FNMA	AA+	5.00	05/01/39	868,020	959,508
FNMA	AA+	5.00	09/25/40	1,493,804	1,677,875
FNMA	AA+	5.50	04/01/17	9,592	9,805
FNMA	AA+	5.50	05/01/17	8,351	8,451
FNMA	AA+	5.50	01/01/24	215,583	240,455
FNMA	AA+	5.50	03/01/24	455,576	508,267
FNMA	AA+	5.50	09/01/25	194,023	217,811
FNMA	AA+	5.50	11/01/26	138,623	154,649
FNMA	AA+	5.50	01/01/27	80,096	89,345
FNMA	AA+	5.50	03/01/33	372,574	419,195
FNMA	AA+	5.50	09/01/33	368,406	419,538
FNMA	AA+	5.50	10/01/33	563,440	635,799
FNMA	AA+	5.50	03/01/34	355,247	403,630
FNMA	AA+	5.50	03/01/34	70,209	78,343
FNMA	AA+	5.50	07/01/34	227,777	257,436
FNMA	AA+	5.50	09/01/34	146,389	165,348
FNMA	AA+	5.50	09/01/34	272,534	306,473
FNMA	AA+	5.50	09/01/34	70,228	78,359
FNMA	AA+	5.50	10/01/34	591,763	666,799
FNMA	AA+	5.50	02/01/35	334,298	380,401
FNMA	AA+	5.50	02/01/35	180,798	202,229
FNMA	AA+	5.50	04/01/35	301,418	339,554
FNMA	AA+	5.50	08/01/35	602,124	673,894
FNMA	AA+	5.50	02/25/37	160,245	173,796
FNMA	AA+	5.50	05/01/38	702,246	789,256

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FNMA	AA+	5.50	11/01/38	155,336	168,788
FNMA	AA+	5.50	06/01/48	202,265	219,300
FNMA	AA+	6.00	03/01/17	15,962	16,373
FNMA	AA+	6.00	05/01/23	289,899	328,341
FNMA	AA+	6.00	01/01/25	180,188	203,028
FNMA	AA+	6.00	03/01/28	228,624	257,581
FNMA	AA+	6.00	04/01/32	67,166	76,148
FNMA	AA+	6.00	04/01/32	85,791	96,776
FNMA	AA+	6.00	05/01/32	256,782	292,952
FNMA	AA+	6.00	04/01/33	631,836	723,745
FNMA	AA+	6.00	11/01/34	68,497	77,228
FNMA	AA+	6.00	03/01/36	62,057	69,630
FNMA	AA+	6.00	12/01/36	216,761	245,778
FNMA	AA+	6.00	01/01/37	284,328	324,245
FNMA	AA+	6.00	03/01/37	198,027	216,255
FNMA	AA+	6.00	04/01/37	104,645	114,343
FNMA	AA+	6.00	05/01/37	69,167	75,577
FNMA	AA+	6.00	06/01/37	124,742	136,207
FNMA	AA+	6.00	07/01/37	127,202	143,672
FNMA	AA+	6.00	08/01/37	171,206	192,812
FNMA	AA+	6.00	12/01/37	72,299	81,473
FNMA	AA+	6.00	10/25/44	569,829	671,986
FNMA	AA+	6.00	02/25/47	1,313,289	1,490,379
FNMA	AA+	6.00	12/25/49	702,431	819,176
FNMA	AA+	6.50	09/01/16	2,597	2,613
FNMA	AA+	6.50	03/01/17	39,482	40,310
FNMA	AA+	6.50	05/01/17	4,702	4,741
FNMA	AA+	6.50	05/01/32	101,289	115,710
FNMA	AA+	6.50	05/01/32	160,635	183,506
FNMA	AA+	6.50	09/01/36	85,763	97,115
FNMA	AA+	6.50	05/01/37	328,923	384,026
FNMA	AA+	6.50	07/01/37	39,690	47,678
FNMA	AA+	6.50	09/01/37	99,872	119,911
FNMA	AA+	6.50	05/01/38	143,460	171,462
FNMA	AA+	7.00	09/01/31	62,497	71,411
FNMA	AA+	7.00	01/25/44	466,101	532,336
FNMA	AA+	7.50	06/01/32	96,938	122,154
FNMA	AA+	8.00	04/01/32	21,050	22,589
FNMA Strip	AA+	3.00	08/25/42	1,982,140	2,014,231
GNMA (2)	AA+	2.68	10/16/47	2,000,000	2,017,240
GNMA (2)	AA+	3.00	07/16/36	1,928,345	2,014,860
GNMA (2)	AA+	3.50	11/20/32	2,473,145	2,594,625
GNMA (2)	AA+	3.50	09/20/33	499,422	506,569
GNMA (2)	AA+	3.50	07/15/42	1,795,641	1,886,767
GNMA (2)	AA+	3.50	11/15/42	1,467,293	1,541,858
GNMA (2)	AA+	3.50	05/20/45	2,759,333	2,913,317
GNMA (2)	AA+	3.70	05/15/42	1,156,053	1,224,035
GNMA (2)	AA+	4.00	04/15/24	353,798	377,407
GNMA (2)	AA+	4.00	01/20/41	2,427,744	2,595,991
GNMA (2)	AA+	4.00	08/15/41	1,705,511	1,837,971
GNMA (2)	AA+	4.00	11/15/41	1,066,144	1,155,851
GNMA (2)	AA+	4.00	12/15/41	1,860,064	1,990,184
GNMA (2)	AA+	4.00	01/15/42	611,838	653,953
GNMA (2)	AA+	4.00	03/20/42	1,099,976	1,176,755
GNMA (2)	AA+	4.00	08/20/42	1,541,556	1,648,617
GNMA (2)	AA+	4.25	06/20/36	942,878	1,016,611
GNMA (2)	AA+	4.25	04/20/41	1,081,671	1,162,348
GNMA (2)	AA+	4.29	04/15/41	647,079	699,207
GNMA (2)	AA+	4.50	02/20/20	316,930	317,934
GNMA (2)	AA+	4.50	06/20/30	161,477	176,889
GNMA (2)	AA+	4.50	09/15/30	605,874	661,833

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

GNMA (2)	AA+	4.50	06/20/34	663,648	719,491
GNMA (2)	AA+	4.50	09/15/40	1,209,025	1,316,116
GNMA (2)	AA+	4.50	10/15/40	1,804,907	1,991,980
GNMA (2)	AA+	4.50	10/15/40	662,634	719,559
GNMA (2)	AA+	5.00	04/15/39	1,479,017	1,665,518
GNMA (2)	AA+	5.00	06/20/39	2,371,127	2,595,751
GNMA (2)	AA+	5.00	11/15/39	769,452	854,038
GNMA (2)	AA+	5.00	05/15/40	318,873	355,842
GNMA (2)	AA+	5.00	06/20/40	552,508	599,917
GNMA (2)	AA+	5.00	06/20/40	508,939	551,246
GNMA (2)	AA+	5.50	01/15/36	172,265	193,579
GNMA (2)	AA+	6.50	04/15/31	14,941	17,148
GNMA (2)	AA+	6.50	12/15/31	39,693	45,514
GNMA (2)	AA+	6.50	05/15/32	30,014	34,414
GNMA (2)	AA+	7.00	05/15/32	2,842	2,910
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	1,193,780	1,326,005

					260,397,055

NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,168,411
FNMA	AA+	0.00	10/09/19	13,050,000	12,118,622

					22,287,033

CORPORATE DEBT (62.9%)
CONSUMER DISCRETIONARY (9.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,056,421
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,349,248
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,961,862
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	720,175
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,186,795
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,913,536
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,811,784
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,433,596
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	4,000,000	4,174,012
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	5,000,000	4,972,385
Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,039,886
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,858,184
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	217,734
Kohl’s Corp.	BBB	3.25	02/01/23	1,804,000	1,746,205
Kohl’s Corp.	BBB	4.00	11/01/21	2,620,000	2,707,057
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,041,024
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,022,160
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,109,818
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,063,585
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,303,387
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,087,288
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,329,008
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,011,829
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,240,057
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	4,895,990
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,636,219
Starwood Hotels & Resorts	BBB	3.13	02/15/23	3,000,000	2,859,204
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,184,664
Viacom, Inc.	BBB	3.25	03/15/23	5,000,000	4,573,180
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	1,986,590
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,097,824
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,079,390
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,891,248
Wynn Las Vegas LLC	BB+	5.38	03/15/22	4,000,000	3,685,000

					96,246,345

CONSUMER STAPLES (2.9%)
Avon Products, Inc.	B+	4.20	07/15/18	900,000	758,250

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Avon Products, Inc.	B+	4.60	03/15/20	2,100,000	1,659,000
Beam, Inc.	BBB	5.38	01/15/16	344,000	348,151
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,639,857
CVS Health Corp.	BBB+	6.13	08/15/16	2,000,000	2,089,994
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,094,136
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,500,000	3,701,446
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,450,940
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,810,306
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	3,000,000	2,981,358
Sysco Corp.	A-	3.75	10/01/25	3,575,000	3,612,613

					29,146,051

ENERGY (4.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,209,826
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	3,000,000	2,592,798
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,640,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,072,792
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,487,009
Kinder Morgan Ener Part	BBB-	4.30	05/01/24	5,000,000	4,564,660
Marathon Oil Corp.	BBB	2.80	11/01/22	4,000,000	3,579,920
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,595,921
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,220,464
Murphy Oil Corp.	BBB	3.70	12/01/22	3,525,000	2,929,687
Noble Corp.	BBB	7.50	03/15/19	2,000,000	2,096,930
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	2,981,096
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	2,851,313
SESI LLC	BBB-	7.13	12/15/21	4,500,000	4,415,625
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,074,924
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,518,092

					49,831,057

FINANCIALS (17.1%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,199,386
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,162,180
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,366,864
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,946,950
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,259,770
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,864,175
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	3,886,748
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,123,256
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,370,844
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,004,221
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,395,240
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,047,863
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,072,777
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,363,160
Citigroup, Inc.	BBB+	3.88	03/26/25	5,000,000	4,859,055
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,090,074
Fairfax Financial Hldgs.	BBB-		10/01/15	2,500,000	2,500,000
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,599,614
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	1,000,000	986,910
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,144,645
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,006,962
First Tennessee Bank	BBB-	2.95	12/01/19	5,000,000	5,053,815
Genworth Financial, Inc.	BB-	7.20	02/15/21	1,750,000	1,750,000
Genworth Financial, Inc.	BB-	7.63	09/24/21	1,300,000	1,267,500
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,101,780
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,713,344
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,124,994
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,512,269
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,317,319
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,915,612
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,815,365

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,128,764
JPMorgan Chase & Co.	A-	3.88	09/10/24	5,000,000	4,952,220
JPMorgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,161,220
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,035,918
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,152,425
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,099,400
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	4,991,160
Markel Corp.	BBB+	5.35	06/01/21	1,200,000	1,344,900
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,308,958
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,215,160
Nasdaq, Inc.	BBB-	5.55	01/15/20	2,500,000	2,752,023
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	973,179
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,040,722
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,387,072
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,084,420
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,103,469
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,201,657
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,269,971
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,077,672
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,292,722
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,006,195
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,224,541
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,704,058
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	489,627
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,236,652
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,003,129
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,981,260
Wells Fargo & Co.	A	4.13	08/15/23	1,000,000	1,039,472
Welltower, Inc.	BBB	3.63	03/15/16	750,000	757,441
Welltower, Inc.	BBB	3.75	03/15/23	750,000	747,759
Welltower, Inc.	BBB	6.13	04/15/20	2,500,000	2,857,475
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,026,668

					172,470,001

HEALTH CARE (7.0%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,352,384
Allergan, Inc.	BBB-	5.75	04/01/16	2,000,000	2,043,048
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,761,633
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,502,148
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,144,870
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,377,016
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,800,635
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,110,642
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,592,786
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,968,192
Hospira, Inc.	AA-	6.05	03/30/17	4,000,000	4,271,560
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,018,102
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,276,122
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,030,640
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,073,256
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,008,241
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,150,228
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,219,558
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,844,204
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,304,292
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	679,693
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,343,992
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,027,846
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,241,149
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,950,520

					71,092,757

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

INDUSTRIALS (4.3%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,035,748
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,046,173
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	988,841
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,020,128
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	3,960,600
Harsco Corp.	BB	5.75	05/15/18	4,000,000	4,015,000
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	4,012,148
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,139,209
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,063,227
Pentair PLC	BBB	5.00	05/15/21	3,000,000	3,177,546
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,074,094
Textron, Inc.	BBB	4.63	09/21/16	2,900,000	2,983,836
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	860,837
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,944,695

					43,322,082

INFORMATION TECHNOLOGY (7.5%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,398,624
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	4,983,110
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	979,677
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,124,825
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,171,991
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	281,558
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,224,924
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	4,875,120
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	4,758,685
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,053,952
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,089,716
Ingram Micro, Inc.	BBB-	4.95	12/15/24	750,000	773,810
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,033,974
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,169,593
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,021,741
Keysight Technologies, Inc.†	BBB-	4.55	10/30/24	5,000,000	4,870,055
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	4,900,985
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	2,948,000	3,121,195
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,422,508
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	3,724,848
Symantec Corp.	BBB	4.20	09/15/20	4,000,000	4,144,244
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,102,104
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,912,420
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,174,320

					75,313,979

MATERIALS (6.5%)
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,129,858
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,300,000
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,531,031
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,093,240
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,583,659
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,691,815
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	4,000,000	3,000,000
Geon Co.	BBB-	7.50	12/15/15	3,750,000	3,776,441
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,953,272
Hexcel Corp.	BBB-	4.70	08/15/25	3,900,000	3,977,045
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	3,490,768
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,393,523
Methanex Corp.	BBB-	5.25	03/01/22	600,000	638,873
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,590,184
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,044,408
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,088,436
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,842,144
Teck Resources Ltd.	BB	3.75	02/01/23	1,000,000	610,000
Teck Resources Ltd.	BB	4.75	01/15/22	3,000,000	1,927,500

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Valspar Corp.	BBB	3.95	01/15/26	5,000,000	5,105,140
Vulcan Materials Co.	BB+	7.00	06/15/18	2,000,000	2,230,000

					65,997,337

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	3,925,644
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	975,604
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,166,570

					7,067,818

UTILITIES (2.5%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	519,895
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,299,031
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,018,722
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,539,162
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,694,738
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,413
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,155,103
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,056,720
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,064,952
Talen Energy Supply LLC	BB-	4.60	12/15/21	2,000,000	1,661,000
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,929,634

					24,962,370

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,135,072	3,894,314

TOTAL LONG-TERM DEBT SECURITIES (Cost: $982,247,471) 98.7%					997,408,399

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.08	12/16/15	5,000,000	4,999,156

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,156) 0.5%					4,999,156

TOTAL INVESTMENTS (Cost: $987,246,627) 99.2%					1,002,407,555

OTHER NET ASSETS 0.8%					7,970,233

NET ASSETS 100.0%					$1,010,377,788

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$5,549,500	0.3%
ALL AMERICA FUND	$1,249,833	0.4%
SMALL CAP VALUE FUND	$6,549,211	1.8%
SMALL CAP GROWTH FUND	$5,699,631	1.4%
MID CAP VALUE FUND	$699,894	0.9%
MID-CAP EQUITY INDEX FUND	$2,199,828	0.2%
INTERNATIONAL FUND	$499,986	0.2%
COMPOSITE FUND	$1,221,276	0.7%
MONEY MARKET FUND	$42,926,380	62.1%
MID-TERM BOND FUND	$5,726,381	1.3%
BOND FUND	$16,641,415	1.6%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	424	E-mini S&P 500 Stock Index	P	December 2015	$40,464,440	($861,090)	2.4%
ALL AMERICA FUND	42	E-mini S&P 500 Stock Index	P	December 2015	$4,008,270	($121,440)	1.4%
MID-CAP EQUITY INDEX FUND	219	E-mini S&P MidCap 400 Stock Index	P	December 2015	$29,847,510	($1,019,551)	3.2%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.
(3)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2015, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2015:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,669,398,474	-	-	$1,669,398,474
Short-Term Debt Securities	-	$37,696,304	-	$37,696,304

	$1,669,398,474	$37,696,304	-	$1,707,094,778

All America Fund
Common Stock - Indexed	$150,339,926	-	-	$150,339,926
Common Stock - Active	$124,874,633	-	-	$124,874,633
Short-Term Debt Securities - Indexed	-	$3,699,928	-	$3,699,928
Short-Term Debt Securities - Active	-	$5,449,232	-	$5,449,232

	$275,214,559	$9,149,160	-	$284,363,719

Small Cap Value Fund
Common Stock	$338,713,649	-	-	$338,713,649
Short-Term Debt Securities	-	$19,147,303	-	$19,147,303

	$338,713,649	$19,147,303	-	$357,860,952

Small Cap Growth Fund
Common Stock	$369,413,316	-	-	$369,413,316
Short-Term Debt Securities	-	$20,598,140	-	$20,598,140

	$369,413,316	$20,598,140	-	$390,011,456

Mid Cap Value Fund
Common Stock	$76,956,581	-	-	$76,956,581
Short-Term Debt Securities	-	$3,354,375	-	$3,354,375

	$76,956,581	$3,354,375	-	$80,310,956

Mid-Cap Equity Index Fund
Common Stock	$916,683,295	-	-	$916,683,295
Short-Term Debt Securities	-	$28,547,571	-	$28,547,571

	$916,683,295	$28,547,571	-	$945,230,866

International Fund
Common Stock	$289,172,282	-	-	$289,172,282
Short-Term Debt Securities	-	$6,798,919	-	$6,798,919

	$289,172,282	$6,798,919	-	$295,971,201

Composite Fund
Common Stock	$99,640,820	-	-	$99,640,820
U.S. Government Debt	-	$17,257,232	-	$17,257,232
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,654,792	-	$22,654,792
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$462,201	-	$462,201
Long-Term Corporate Debt	-	$32,473,492	-	$32,473,492
Short-Term Debt Securities	-	$4,799,247	-	$4,799,247

	$99,640,820	$77,646,964	-	$177,287,784

Retirement Income Fund
Common Stock	$61,069,560	-	-	$61,069,560

2010 Retirement Fund
Common Stock	$25,062,427	-	-	$25,062,427

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

2015 Retirement Fund
Common Stock	$147,631,121	-	-	$147,631,121

2020 Retirement Fund
Common Stock	$340,367,305	-	-	$340,367,305

2025 Retirement Fund
Common Stock	$361,983,410	-	-	$361,983,410

2030 Retirement Fund
Common Stock	$298,890,128	-	-	$298,890,128

2035 Retirement Fund
Common Stock	$246,090,748	-	-	$246,090,748

2040 Retirement Fund
Common Stock	$202,840,631	-	-	$202,840,631

2045 Retirement Fund
Common Stock	$245,471,431	-	-	$245,471,431

2050 Retirement Fund
Common Stock	$78,181,957	-	-	$78,181,957

Conservative Allocation Fund
Common Stock	$124,198,738	-	-	$124,198,738

Moderate Allocation Fund
Common Stock	$307,504,844	-	-	$307,504,844

Aggressive Allocation Fund
Common Stock	$241,947,308	-	-	$241,947,308

Money Market Fund
U.S. Government Debt	-	$2,502,103	-	$2,502,103
U.S. Government Agency Short-Term Debt	-	$13,848,924	-	$13,848,924
Commercial Paper	-	$51,696,156	-	$51,696,156

	-	$68,047,183	-	$68,047,183

Mid-Term Bond Fund
U.S. Government Debt	-	$124,941,593	-	$124,941,593
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,134	-	$4,134
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$34,653,555	-	$34,653,555
Long-Term Corporate Debt	-	$292,046,184	-	$292,046,184
Short-Term Debt Securities	-	$1,500,000	-	$1,500,000

	-	$453,145,466	-	$453,145,466

Bond Fund
U.S. Government Debt	-	$75,380,200	-	$75,380,200
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$260,397,055	-	$260,397,055
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$22,287,033	-	$22,287,033
Long-Term Corporate Debt	-	$635,449,797	-	$635,449,797
Sovereign Debt	-	$3,894,314	-	$3,894,314
Short-Term Debt Securities	-	$4,999,156	-	$4,999,156

	-	$1,002,407,555	-	$1,002,407,555

Other Financial Instruments:*
Equity Index Fund	($861,090)	-	-	($861,090)
All America Fund	($121,440)	-	-	($121,440)
Mid-Cap Equity Index Fund	($1,019,551)	-	-	($1,019,551)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

During the nine month period ended September 30, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2015 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$560,560,568	$75,847,040	$74,107,837	$57,177,262	$13,703,586
Unrealized Depreciation	(43,462,827)	(16,209,467)	(23,250,926)	(30,012,193)	(4,217,255)

Net	$517,097,741	$59,637,573	$50,856,911	$27,165,069	9,486,331

Cost of Investments	$1,189,997,037	$224,726,146	$307,004,041	$362,846,387	$70,824,625

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$227,232,827	$1,362,080	$35,641,088	$23,744	$735,781
Unrealized Depreciation	(66,105,922)	(20,023,948)	(4,539,292)	(1,200,185)	(307,599)

Net	$161,126,905	$(18,661,868)	$31,101,796	$(1,176,441)	428,182

Cost of Investments	$784,103,961	$314,633,069	$146,185,988	$62,246,001	$24,634,245

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$6,907,997	$15,608,069	$21,292,577	$19,484,273	$16,178,739
Unrealized Depreciation	(1,715,425)	(3,818,701)	(3,725,048)	(2,367,553)	(2,256,938)

Net	$5,192,572	$11,789,368	$17,567,529	$17,116,720	$13,921,801

Cost of Investments	$142,438,549	$328,577,937	$344,415,881	$281,773,408	$232,168,947

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$13,861,706	$19,072,176	$-	$4,001,579	$32,682,163
Unrealized Depreciation	(1,241,918)	(1,145,660)	(6,517,163)	(2,626,794)	(9,821,960)

Net	$12,619,788	$17,926,516	$(6,517,163)	$1,374,785	$22,860,203

Cost of Investments	$190,220,843	$227,544,915	$84,699,120	$122,823,953	$284,644,641

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$39,623,008	$2,956	$10,202,318	$27,569,187
Unrealized Depreciation	(9,813,759)	-	(4,315,449)	(12,437,331)

Net	$29,809,249	$2,956	$5,886,869	$15,131,856

Cost of Investments	$212,138,059	$68,044,227	$447,258,597	$987,275,699

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 24, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 24, 2015